UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23751

First American Funds Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is included hereunder.

First American Government Obligations Fund
Class A | FAAXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V849

First American Government Obligations Fund
Class D | FGDXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V401

First American Government Obligations Fund
Class P | FPPXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V237

First American Government Obligations Fund
Class T | FTGXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V195

First American Government Obligations Fund
Class U | FGUXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class U	$12	0.12%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V211

First American Government Obligations Fund
Class V | FVIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V443

First American Government Obligations Fund
Class X | FGXXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V336

First American Government Obligations Fund
Class Y | FGVXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V203

First American Government Obligations Fund
Class Z | FGZXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%
KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V567

First American Institutional Prime Obligations Fund
Class T | FIUXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V732

First American Institutional Prime Obligations Fund
Class V | FPIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V435

First American Institutional Prime Obligations Fund
Class Y | FAIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V104

First American Institutional Prime Obligations Fund
Class Z | FPZXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V625

First American Retail Prime Obligations Fund
Class A | FAPXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V310

First American Retail Prime Obligations Fund
Class T | FEIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V294

First American Retail Prime Obligations Fund
Class V | FPUXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V260

First American Retail Prime Obligations Fund
Class X | FXRXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V245

First American Retail Prime Obligations Fund
Class Y | FYRXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V286

First American Retail Prime Obligations Fund
Class Z | FZRXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V278

First American Retail Tax Free Obligations Fund
Class A | FTAXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V872

First American Retail Tax Free Obligations Fund
Class T | FTJXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V187

First American Retail Tax Free Obligations Fund
Class V | FHIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.30%
KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V427

First American Retail Tax Free Obligations Fund
Class Y | FFCXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V864

First American Retail Tax Free Obligations Fund
Class Z | FTZXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V559

First American Treasury Obligations Fund
Class A | FATXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V880

First American Treasury Obligations Fund
Class D | FTDXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$60	0.59%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V302

First American Treasury Obligations Fund
Class P | FUPXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V229

First American Treasury Obligations Fund
Class T | FTTXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.39%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V179

First American Treasury Obligations Fund
Class V | FLIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V419

First American Treasury Obligations Fund
Class X | FXFXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V328

First American Treasury Obligations Fund
Class Y | FOCXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V807

First American Treasury Obligations Fund
Class Z | FUZXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%
KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V542

First American US Treasury Money Market Fund
Class A | FOEXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V476

First American US Treasury Money Market Fund
Class D | FODXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V468

First American US Treasury Money Market Fund
Class T | FTKXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V161

First American US Treasury Money Market Fund
Class V | FUIXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V393

First American US Treasury Money Market Fund
Class X | FORXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of March 20, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$7	0.16%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V153

First American US Treasury Money Market Fund
Class Y | FOYXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V534

First American US Treasury Money Market Fund
Class Z | FOZXX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund)  for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V450

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David K. Baumgardner, James D. McDonald, Jennifer J. McPeek and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $359,000 in the fiscal year ended August 31, 2025 and $346,846 in the fiscal year ended August 31, 2024, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $2,000 in the fiscal year ended August 31, 2025 and $1,900 in the fiscal year ended August 31, 2024, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees – E&Y billed the registrant fees of $30,000 in the fiscal year ended August 31, 2025 and $28,982 in the fiscal year ended August 31, 2024, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees – E&Y billed the registrant for other services totaling $0 in the fiscal year ended August 31, 2025 and $0 in the fiscal year ended August 31, 2024.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in paragraphs (b) through (d) of this item were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $2,691,645 in the fiscal year ended August 31, 2025 and $2,102,500 in the fiscal year ended August 31, 2024.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Institutional Prime Obligations – You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. The fund generally must impose a fee when net sales of fund shares exceed certain levels. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of First American Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of First American Funds Trust (“FAF”) (comprising Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund) (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising First American Funds Trust at August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of FAF’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to FAF in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. FAF is not required to have, nor were we engaged to perform, an audit of FAF’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of FAF’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds since 1999.
Minneapolis, MN
October 24, 2025

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	1

Schedule of Investments
Government Obligations Fund
August 31, 2025

	Par	Value
U.S. TREASURY DEBT — 23.2%
U.S. Treasury Bill
4.29%, 09/02/2025(a)	$700,000,000	$699,917,733
4.31%, 09/09/2025(a)	450,000,000	449,574,563
4.32%, 09/16/2025(a)	650,000,000	648,849,094
4.28%, 09/23/2025(a)	351,000,000	350,094,501
4.30%, 09/30/2025(a)	350,000,000	348,845,777
4.06%, 10/09/2025(a)	250,000,000	248,942,505
4.27%, 10/14/2025(a)	150,000,000	149,245,708
4.11%, 10/16/2025(a)	150,000,000	149,239,688
4.28%, 10/21/2025(a)	500,000,000	497,065,451
4.11%, 10/23/2025(a)	640,000,000	636,255,769
4.10%, 10/30/2025(a)	850,000,000	844,368,614
4.09%, 11/06/2025(a)	675,000,000	670,007,375
4.21%, 11/28/2025(a)	350,000,000	346,444,311
4.21%, 12/04/2025(a)	850,000,000	840,778,874
4.15%, 12/09/2025(a)	175,000,000	173,028,800
4.21%, 12/11/2025(a)	200,000,000	197,671,108
4.13%, 12/16/2025(a)	680,000,000	671,839,988
4.16%, 12/18/2025(a)	200,000,000	197,535,500
4.11%, 12/23/2025(a)	400,000,000	394,904,799
4.17%, 12/26/2025(a)	350,000,000	345,367,008
4.09%, 12/30/2025(a)(b)	300,000,000	295,996,146
4.14%, 01/02/2026(a)	800,000,000	788,826,475
4.18%, 01/15/2026(a)	75,000,000	73,831,250
4.12%, 01/22/2026(a)	375,000,000	368,948,915
4.00%, 02/12/2026(a)	175,000,000	171,858,147
4.02%, 02/26/2026(a)	150,000,000	147,062,258
U.S. Treasury Note
0.25%, 09/30/2025	625,000,000	623,050,889
0.25%, 10/31/2025	125,000,000	124,209,222
4.31% (3 mo. U.S. Treasury Money Market Yield + 0.17%), 10/31/2025	400,000,000	399,965,020
5.00%, 10/31/2025	905,000,000	906,047,027
2.25%, 11/15/2025	275,000,000	273,832,104
4.00%, 12/15/2025	250,000,000	249,727,796
4.25%, 12/31/2025	1,175,000,000	1,174,956,225
3.88%, 01/15/2026	670,000,000	669,182,889
0.38%, 01/31/2026	200,000,000	196,903,392
4.39% (3 mo. U.S. Treasury Money Market Yield + 0.25%), 01/31/2026	75,000,000	75,003,571
1.63%, 02/15/2026	140,000,000	138,393,967
4.63%, 03/15/2026	125,000,000	125,284,149
0.75%, 03/31/2026	675,000,000	661,972,667
4.50%, 03/31/2026	960,000,000	962,071,126
3.75%, 04/15/2026	675,000,000	673,587,833
0.75%, 04/30/2026	150,000,000	146,822,754
2.38%, 04/30/2026	600,000,000	593,624,710
4.29% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	75,000,000	75,002,101

	Par	Value
4.88%, 04/30/2026	$1,650,000,000	$1,659,215,774
1.63%, 05/15/2026	350,000,000	344,095,226
3.63%, 05/15/2026	100,000,000	99,736,000
4.13%, 06/15/2026	1,100,000,000	1,099,866,204
0.88%, 06/30/2026	375,000,000	365,226,816
1.88%, 06/30/2026	175,000,000	171,936,798
4.63%, 06/30/2026	950,000,000	953,897,657
4.50%, 07/15/2026	350,000,000	351,157,886
0.63%, 07/31/2026	165,000,000	159,955,647
4.33% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	175,000,000	174,974,434
4.38%, 07/31/2026	1,430,000,000	1,433,456,626
0.75%, 08/31/2026	415,000,000	402,261,849
1.38%, 08/31/2026	175,000,000	170,749,450
4.63%, 09/15/2026	175,000,000	176,265,593
4.35% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	325,000,000	325,121,967
4.30% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	200,000,000	200,067,055
TOTAL U.S. TREASURY DEBT (Cost $26,864,122,781)		26,864,122,781
U.S. GOVERNMENT AGENCY DEBT — 20.0%
Fannie Mae
4.44% (SOFR + 0.10%), 06/18/2026	50,000,000	50,000,000
4.46% (SOFR + 0.12%), 07/29/2026	71,000,000	70,997,903
4.48% (SOFR + 0.14%), 08/21/2026	127,000,000	127,000,000
4.48% (SOFR + 0.14%), 09/11/2026	44,000,000	44,000,000
4.48% (SOFR + 0.14%), 10/23/2026	24,000,000	24,000,000
4.48% (SOFR + 0.14%), 11/20/2026	81,000,000	81,000,000
4.48% (SOFR + 0.14%), 12/11/2026	54,000,000	54,000,000
Federal Farm Credit Bank
4.41% (SOFR + 0.07%), 09/05/2025	40,000,000	40,000,000
4.50% (SOFR + 0.16%), 09/05/2025	25,000,000	25,000,000
4.46% (Federal Funds Effective Rate + 0.13%), 09/15/2025	50,000,000	50,000,000
4.50% (SOFR + 0.16%), 09/15/2025	50,000,000	50,000,000
4.46% (Federal Funds Effective Rate + 0.13%), 09/26/2025	50,000,000	50,000,000
4.48% (Federal Funds Effective Rate + 0.15%), 09/26/2025	30,000,000	30,000,000

The accompanying notes are an integral part of these financial statements.

2	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
4.47% (SOFR + 0.13%), 10/03/2025	$150,000,000	$150,000,000
4.48% (Federal Funds Effective Rate + 0.15%), 10/17/2025	100,000,000	100,000,000
0.52%, 10/21/2025	31,425,000	31,262,622
4.42% (SOFR + 0.08%), 10/21/2025	50,000,000	50,000,000
4.47% (SOFR + 0.13%), 10/21/2025	300,000,000	300,000,000
4.50% (SOFR + 0.16%), 11/03/2025	12,000,000	12,000,000
4.69% (SOFR + 0.35%), 11/25/2025	75,000,000	75,057,889
4.42% (SOFR + 0.08%), 11/26/2025	150,000,000	150,000,000
4.13%, 11/28/2025	90,000,000	89,980,331
4.20%, 12/10/2025(a)	42,000,000	41,517,000
4.49% (SOFR + 0.15%), 12/15/2025	145,000,000	145,017,086
4.43% (SOFR + 0.09%), 12/16/2025	50,000,000	50,000,000
4.41% (SOFR + 0.07%), 12/17/2025	50,000,000	50,000,000
4.45% (Federal Funds Effective Rate + 0.12%), 12/26/2025	50,000,000	50,001,788
4.49% (SOFR + 0.15%), 12/29/2025	100,000,000	100,000,000
4.67% (SOFR + 0.33%), 12/29/2025	55,000,000	55,055,651
4.45% (SOFR + 0.11%), 01/08/2026	250,000,000	250,005,687
4.39% (Federal Funds Effective Rate + 0.06%), 01/16/2026	43,620,000	43,611,612
4.47% (Federal Funds Effective Rate + 0.14%), 01/29/2026	75,000,000	75,000,000
4.48% (SOFR + 0.14%), 01/30/2026	75,000,000	75,000,000
4.43% (SOFR + 0.09%), 02/02/2026	50,000,000	50,000,000
4.13%, 02/03/2026	50,000,000	49,979,335
4.43% (SOFR + 0.09%), 02/09/2026	45,000,000	45,000,000
4.42% (SOFR + 0.08%), 02/10/2026	45,000,000	45,000,000
4.43% (SOFR + 0.09%), 02/12/2026	90,000,000	90,000,000
4.40% (SOFR + 0.06%), 02/13/2026	75,000,000	75,000,000
4.46% (Federal Funds Effective Rate + 0.13%), 02/13/2026	75,000,000	75,000,000
4.42% (SOFR + 0.08%), 02/17/2026	50,000,000	50,000,000

	Par	Value
4.47% (SOFR + 0.13%), 02/20/2026	$15,000,000	$15,000,000
4.44% (SOFR + 0.10%), 02/25/2026	84,000,000	84,001,877
4.47% (SOFR + 0.13%), 03/05/2026	25,000,000	25,000,000
4.45% (SOFR + 0.11%), 03/11/2026	25,000,000	25,000,000
4.42% (Federal Funds Effective Rate + 0.09%), 03/27/2026	70,000,000	69,997,588
4.44% (SOFR + 0.10%), 04/01/2026	127,000,000	126,999,269
4.44% (SOFR + 0.10%), 04/08/2026	130,000,000	130,000,000
4.46% (SOFR + 0.12%), 04/08/2026	10,000,000	10,000,000
4.45% (SOFR + 0.11%), 04/09/2026	60,000,000	60,000,000
4.45% (Federal Funds Effective Rate + 0.12%), 04/15/2026	50,000,000	50,000,000
4.45% (SOFR + 0.11%), 04/21/2026	75,000,000	75,000,000
4.44% (SOFR + 0.10%), 04/24/2026	75,000,000	75,000,000
4.44% (SOFR + 0.10%), 05/05/2026	100,000,000	100,000,000
4.45% (SOFR + 0.11%), 05/06/2026	40,000,000	40,000,000
4.42% (Federal Funds Effective Rate + 0.09%), 05/07/2026	125,000,000	124,984,693
4.42% (SOFR + 0.08%), 05/07/2026	75,000,000	75,000,000
4.40% (SOFR + 0.06%), 05/11/2026	13,000,000	13,000,000
4.04%, 05/12/2026(a)	75,000,000	72,902,208
4.45% (SOFR + 0.11%), 05/19/2026	50,000,000	50,000,000
4.44% (SOFR + 0.10%), 05/20/2026	50,000,000	50,000,000
4.43% (SOFR + 0.09%), 05/21/2026	70,000,000	70,000,000
4.45% (SOFR + 0.11%), 05/26/2026	40,000,000	40,000,000
4.41% (SOFR + 0.07%), 05/28/2026	125,000,000	125,000,000
4.43% (SOFR + 0.09%), 05/28/2026	65,000,000	65,000,000
4.44% (SOFR + 0.10%), 06/03/2026	75,000,000	75,000,000
4.45% (SOFR + 0.11%), 06/12/2026	75,000,000	75,000,000
4.44% (SOFR + 0.10%), 06/24/2026	30,000,000	30,000,000
4.45% (SOFR + 0.11%), 06/24/2026	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	3

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
4.47% (SOFR + 0.13%), 07/02/2026	$75,000,000	$75,000,000
4.47% (SOFR + 0.13%), 07/09/2026	40,000,000	40,000,000
4.46% (SOFR + 0.12%), 07/10/2026	100,000,000	100,000,000
4.40% (Federal Funds Effective Rate + 0.07%), 07/15/2026	105,000,000	104,994,457
4.46% (SOFR + 0.12%), 07/15/2026	40,000,000	40,000,000
4.46% (SOFR + 0.12%), 07/23/2026	90,000,000	90,000,000
4.47% (SOFR + 0.13%), 07/23/2026	40,000,000	40,000,000
4.47% (SOFR + 0.13%), 07/23/2026	20,000,000	20,000,000
4.47% (SOFR + 0.13%), 07/29/2026	20,000,000	20,000,000
8.94% (SOFR + 0.13%), 08/12/2026	118,000,000	117,999,502
4.46% (SOFR + 0.12%), 08/14/2026	100,000,000	100,000,000
4.43% (SOFR + 0.09%), 08/17/2026	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 08/19/2026	125,000,000	125,000,000
4.49% (SOFR + 0.15%), 08/20/2026	150,000,000	150,000,000
4.42% (SOFR + 0.08%), 08/24/2026	100,000,000	99,997,530
4.48% (SOFR + 0.14%), 08/26/2026	75,000,000	75,000,000
4.49% (Federal Funds Effective Rate + 0.16%), 08/26/2026	50,000,000	50,000,000
4.47% (SOFR + 0.13%), 08/28/2026	104,545,000	104,607,861
4.48% (SOFR + 0.14%), 09/03/2026	225,000,000	225,076,979
4.49% (SOFR + 0.15%), 09/03/2026	35,000,000	35,000,000
4.48% (SOFR + 0.14%), 09/04/2026	30,000,000	30,000,000
4.48% (SOFR + 0.14%), 09/16/2026	100,000,000	100,000,000
4.49% (Federal Funds Effective Rate + 0.16%), 09/16/2026	108,600,000	108,646,512
4.49% (SOFR + 0.15%), 09/17/2026	25,000,000	25,000,000
4.47% (SOFR + 0.13%), 09/21/2026	75,000,000	75,000,000
4.49% (SOFR + 0.15%), 09/23/2026	75,000,000	75,000,000
4.48% (SOFR + 0.14%), 09/25/2026	15,000,000	15,000,000

	Par	Value
4.48% (SOFR + 0.14%), 10/01/2026	$100,000,000	$100,000,000
4.50% (SOFR + 0.16%), 10/01/2026	100,000,000	100,000,000
4.47% (SOFR + 0.13%), 10/06/2026	200,000,000	200,000,000
4.48% (SOFR + 0.14%), 10/09/2026	20,000,000	20,000,000
4.41% (SOFR + 0.07%), 10/13/2026	75,000,000	75,000,000
4.48% (SOFR + 0.14%), 10/15/2026	75,000,000	75,000,000
4.48% (SOFR + 0.14%), 10/21/2026	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 10/23/2026	100,000,000	100,000,000
4.50% (SOFR + 0.16%), 10/30/2026	100,000,000	100,000,000
4.47% (SOFR + 0.13%), 11/02/2026	200,000,000	200,000,000
4.48% (SOFR + 0.14%), 11/04/2026	100,000,000	100,000,000
4.51% (Federal Funds Effective Rate + 0.18%), 11/06/2026	65,000,000	65,000,000
4.42% (SOFR + 0.08%), 11/16/2026	40,000,000	40,000,000
4.48% (SOFR + 0.14%), 11/18/2026	60,000,000	60,000,000
4.48% (SOFR + 0.14%), 11/23/2026	50,000,000	50,000,000
4.46% (Federal Funds Effective Rate + 0.13%), 11/24/2026	25,000,000	25,017,854
4.48% (SOFR + 0.14%), 12/02/2026	55,000,000	55,000,000
4.51% (Federal Funds Effective Rate + 0.18%), 12/04/2026	100,000,000	100,000,000
4.41% (SOFR + 0.07%), 12/07/2026	40,000,000	40,000,000
4.48% (SOFR + 0.14%), 12/09/2026	80,000,000	80,000,000
4.49% (SOFR + 0.15%), 12/16/2026	25,000,000	25,000,000
4.48% (SOFR + 0.14%), 12/18/2026	85,000,000	85,000,000
4.48% (SOFR + 0.14%), 12/23/2026	60,000,000	60,000,000
4.49% (SOFR + 0.15%), 12/23/2026	75,000,000	75,000,000
4.48% (SOFR + 0.14%), 12/30/2026	100,000,000	100,000,000
4.48% (SOFR + 0.14%), 01/08/2027	75,000,000	75,000,000
4.44% (SOFR + 0.10%), 01/12/2027	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 01/14/2027	35,000,000	35,000,000

The accompanying notes are an integral part of these financial statements.

4	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
4.42% (Federal Funds Effective Rate + 0.09%), 01/25/2027	$55,000,000	$55,000,000
4.46% (SOFR + 0.12%), 01/28/2027	120,000,000	120,000,000
4.45% (SOFR + 0.11%), 02/01/2027	60,000,000	60,000,000
4.47% (Federal Funds Effective Rate + 0.14%), 02/03/2027	20,000,000	20,000,000
4.47% (SOFR + 0.13%), 02/03/2027	150,000,000	150,000,000
4.43% (SOFR + 0.09%), 02/04/2027	35,000,000	35,000,000
4.46% (SOFR + 0.12%), 02/10/2027	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 02/10/2027	130,000,000	130,000,000
4.44% (SOFR + 0.10%), 02/12/2027	200,000,000	200,000,000
4.43% (Federal Funds Effective Rate + 0.10%), 02/18/2027	80,000,000	80,000,000
4.43% (SOFR + 0.09%), 02/24/2027	30,000,000	30,000,000
4.43% (SOFR + 0.09%), 02/26/2027	210,000,000	210,019,913
4.42% (SOFR + 0.08%), 03/11/2027	125,000,000	125,000,000
4.43% (SOFR + 0.09%), 03/11/2027	125,000,000	125,000,000
4.42% (SOFR + 0.08%), 03/12/2027	45,000,000	45,000,000
4.42% (SOFR + 0.08%), 03/18/2027	60,000,000	60,000,000
4.51% (Federal Funds Effective Rate + 0.12%), 03/19/2027	45,000,000	45,000,000
4.41% (SOFR + 0.07%), 03/26/2027	110,000,000	110,000,000
4.43% (SOFR + 0.09%), 03/26/2027	80,000,000	80,000,000
4.41% (SOFR + 0.07%), 04/01/2027	100,000,000	100,000,000
4.43% (SOFR + 0.09%), 04/08/2027	150,000,000	150,000,000
4.42% (SOFR + 0.08%), 04/09/2027	50,000,000	50,000,000
4.47% (SOFR + 0.13%), 04/16/2027	85,000,000	85,000,000
4.45% (SOFR + 0.11%), 04/19/2027	75,000,000	75,000,000
4.47% (SOFR + 0.13%), 04/23/2027	150,000,000	150,000,000
4.47% (SOFR + 0.13%), 04/29/2027	60,000,000	60,000,000
4.47% (SOFR + 0.13%), 05/05/2027	55,000,000	55,000,000

	Par	Value
4.46% (SOFR + 0.12%), 05/06/2027	$55,000,000	$55,000,000
4.47% (Federal Funds Effective Rate + 0.14%), 05/12/2027	50,000,000	50,000,000
4.45% (SOFR + 0.11%), 05/13/2027	105,000,000	105,000,000
4.45% (SOFR + 0.11%), 05/14/2027	30,000,000	30,000,000
4.30% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 05/19/2027	100,000,000	100,000,000
4.45% (SOFR + 0.11%), 05/27/2027	70,000,000	70,000,000
4.46% (SOFR + 0.12%), 06/07/2027	65,000,000	65,000,000
4.44% (SOFR + 0.10%), 06/17/2027	125,000,000	124,980,523
4.44% (SOFR + 0.10%), 06/23/2027	70,000,000	69,995,300
4.45% (Federal Funds Effective Rate + 0.12%), 06/23/2027	50,000,000	50,000,000
4.45% (SOFR + 0.11%), 06/24/2027	110,000,000	110,000,000
4.44% (SOFR + 0.10%), 06/29/2027	20,000,000	20,000,000
4.44% (SOFR + 0.10%), 07/09/2027	85,000,000	85,000,000
4.57% (SOFR + 0.23%), 07/09/2027	50,000,000	50,111,771
4.58% (SOFR + 0.24%), 07/19/2027	85,000,000	85,199,278
4.45% (SOFR + 0.11%), 07/21/2027	60,000,000	60,000,000
4.46% (SOFR + 0.12%), 07/27/2027	100,000,000	100,000,000
4.47% (SOFR + 0.13%), 07/29/2027	90,000,000	90,000,000
4.46% (SOFR + 0.12%), 08/04/2027	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 08/04/2027	40,000,000	40,000,000
4.48% (SOFR + 0.14%), 08/12/2027	90,000,000	90,000,000
4.47% (SOFR + 0.13%), 08/18/2027	100,000,000	100,000,000
4.47% (Federal Funds Effective Rate + 0.14%), 08/25/2027	100,000,000	100,000,000
4.48% (SOFR + 0.14%), 08/25/2027	50,000,000	50,000,000
4.47% (SOFR + 0.13%), 09/02/2027(b)	85,000,000	85,000,000
4.53% (SOFR + 0.15%), 09/03/2027(b)	45,000,000	45,000,000
Federal Home Loan Bank
4.21%, 09/02/2025(a)	242,632,000	242,604,030

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	5

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
4.49% (SOFR + 0.15%), 09/02/2025	$50,000,000	$50,000,000
4.36% (SOFR + 0.02%), 09/03/2025	250,000,000	250,000,000
4.32%, 09/05/2025(a)	29,500,000	29,486,037
4.30%, 09/11/2025(a)	138,500,000	138,336,878
4.42% (SOFR + 0.08%), 09/12/2025	300,000,000	300,005,572
4.34%, 09/15/2025(a)	15,500,000	15,474,171
4.30%, 09/19/2025(a)	45,420,000	45,323,710
4.44% (SOFR + 0.10%), 09/19/2025	75,000,000	75,000,712
4.34%, 09/26/2025(a)	250,000,000	249,256,944
4.50% (SOFR + 0.16%), 09/29/2025	50,000,000	50,000,000
4.36% (SOFR + 0.02%), 10/06/2025	150,000,000	150,000,000
4.26%, 10/10/2025(a)	175,173,000	174,375,963
0.86%, 10/14/2025	15,000,000	14,941,244
4.44% (SOFR + 0.10%), 10/16/2025	50,000,000	50,000,000
4.32%, 10/17/2025(a)	202,895,000	201,790,575
4.35% (SOFR + 0.01%), 10/27/2025	100,000,000	99,998,166
4.35% (SOFR + 0.01%), 11/06/2025	400,000,000	400,000,000
4.39% (SOFR + 0.01%), 11/10/2025	100,000,000	100,000,000
4.34% (SOFR + 0.00%), 11/14/2025	250,000,000	249,993,540
4.25%, 11/19/2025	100,000,000	99,975,338
4.14%, 12/04/2025(a)	150,000,000	148,402,000
4.50% (SOFR + 0.16%), 12/08/2025	100,000,000	100,000,000
4.49% (SOFR + 0.15%), 12/26/2025	50,000,000	50,000,000
4.09%, 01/02/2026(a)	100,000,000	98,621,375
4.06%, 01/22/2026(a)	225,000,000	221,425,000
0.63%, 01/22/2026	26,000,000	25,643,333
4.13%, 01/23/2026	116,000,000	115,947,710
0.65%, 01/28/2026	16,000,000	15,773,066
0.70%, 01/28/2026	21,000,000	20,706,306
4.30%, 01/29/2026	400,000,000	400,000,000
4.47% (SOFR + 0.13%), 02/02/2026	100,000,000	100,000,000
4.37%, 02/06/2026	143,750,000	143,750,000
0.58%, 02/11/2026	50,000,000	49,203,086
4.00%, 02/13/2026(a)	100,000,000	98,191,875
4.36%, 02/13/2026	100,000,000	100,000,000
4.37%, 02/13/2026	250,000,000	250,000,000
4.44% (SOFR + 0.10%), 02/13/2026	50,000,000	50,000,000
4.47% (SOFR + 0.13%), 02/13/2026	100,000,000	100,000,000
3.98%, 02/20/2026(a)	100,000,000	98,122,333
3.98%, 03/06/2026(a)	300,000,000	293,908,500

	Par	Value
4.34%, 03/06/2026	$200,000,000	$200,000,000
4.30%, 03/13/2026	200,000,000	200,000,000
4.45% (SOFR + 0.11%), 03/13/2026	100,000,000	100,000,000
4.44% (SOFR + 0.10%), 03/27/2026	50,000,000	50,000,000
4.44% (SOFR + 0.10%), 04/02/2026	100,000,000	100,000,000
4.44% (SOFR + 0.10%), 04/06/2026	75,000,000	75,000,000
4.45% (SOFR + 0.11%), 04/10/2026	89,000,000	89,002,592
4.33%, 04/14/2026	150,000,000	150,000,000
4.34%, 04/17/2026	150,000,000	150,000,000
4.34%, 04/17/2026	8,000,000	8,000,000
4.37% (SOFR + 0.03%), 04/17/2026	250,000,000	250,000,000
4.44% (SOFR + 0.10%), 04/22/2026	100,000,000	100,000,000
4.44% (SOFR + 0.10%), 05/07/2026	150,000,000	150,000,000
4.38%, 06/12/2026	100,000,000	100,000,000
4.44% (SOFR + 0.10%), 06/17/2026	75,000,000	75,000,000
4.46% (SOFR + 0.12%), 07/16/2026	75,000,000	75,000,000
4.46% (SOFR + 0.12%), 07/24/2026	75,000,000	75,000,000
4.48% (SOFR + 0.14%), 09/14/2026	50,000,000	50,000,000
4.00%, 09/18/2026	200,000,000	199,836,910
4.48% (SOFR + 0.14%), 09/18/2026	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 10/29/2026	100,000,000	100,080,373
4.43% (SOFR + 0.09%), 11/06/2026	75,000,000	75,000,000
4.41% (SOFR + 0.07%), 12/09/2026	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 12/11/2026	50,000,000	50,000,000
4.48% (SOFR + 0.14%), 12/16/2026	100,000,000	100,000,000
4.48% (SOFR + 0.14%), 01/06/2027	75,000,000	75,082,445
4.48% (SOFR + 0.14%), 01/19/2027	50,000,000	50,000,000
4.45% (SOFR + 0.11%), 02/12/2027	150,000,000	150,000,000
4.44% (SOFR + 0.10%), 02/25/2027	100,000,000	100,000,000
4.43% (SOFR + 0.09%), 03/01/2027	75,000,000	75,000,000
4.42% (SOFR + 0.08%), 03/05/2027	50,000,000	50,000,000
4.41% (SOFR + 0.07%), 03/25/2027	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

6	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
4.43% (SOFR + 0.09%), 04/09/2027	$50,000,000	$50,000,000
4.46% (SOFR + 0.12%), 04/09/2027	50,000,000	50,000,000
4.45% (SOFR + 0.11%), 05/17/2027	50,000,000	50,000,000
4.44% (SOFR + 0.10%), 06/11/2027	100,000,000	100,000,000
4.44% (SOFR + 0.10%), 06/16/2027	50,000,000	50,000,000
4.44% (SOFR + 0.10%), 06/30/2027	100,000,000	100,000,000
8.91% (SOFR + 0.12%), 08/04/2027	125,000,000	125,000,000
Federal Home Loan Mortgage Corporation
0.57%, 09/24/2025	37,705,000	37,617,908
0.63%, 11/25/2025	20,000,000	19,839,694
4.43% (SOFR + 0.09%), 01/26/2026	75,000,000	75,000,000
4.44% (SOFR + 0.10%), 02/09/2026	75,000,000	75,000,000
4.45% (SOFR + 0.11%), 03/05/2026	64,000,000	64,000,000
4.46% (SOFR + 0.12%), 04/02/2026	37,000,000	37,000,000
4.45% (SOFR + 0.11%), 05/07/2026	30,000,000	30,000,000
4.48% (SOFR + 0.14%), 09/04/2026	41,000,000	41,000,000
4.48% (SOFR + 0.14%), 09/23/2026	30,000,000	30,000,000
4.48% (SOFR + 0.14%), 10/16/2026	59,000,000	59,000,000
4.49% (SOFR + 0.14%), 10/29/2026	40,000,000	40,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $23,109,737,405)		23,109,737,405

	Shares
INVESTMENT COMPANIES — 0.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class
4.18%(c)	200,000,000	200,000,000
Deutsche Government Money Market Series Fund, Institutional Class
4.24%(c)	200,000,000	200,000,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class
4.16%(c)	200,000,000	200,000,000

	Shares	Value
Invesco Government & Agency Portfolio, Institutional Class
4.20%(c)	200,000,000	$200,000,000
TOTAL INVESTMENT COMPANIES (Cost $800,000,000)		800,000,000

	Par
U.S. TREASURY REPURCHASE AGREEMENTS — 50.7%
Bank of Nova Scotia
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,449,671,887 (collateralized by U.S. Treasury obligations: total value $1,477,954,291)	$1,448,974,769	1,448,974,769
Barclays Capital Inc.
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $150,072,167 (collateralized by U.S. Treasury obligations: total value $153,000,072)	150,000,000	150,000,000
BNP Paribas
4.32%, dated 06/02/2025, matures 09/02/2025, repurchase price $202,208,000 (collateralized by U.S. Treasury obligations: total value $204,000,000)(d)	200,000,000	200,000,000
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $550,264,611 (collateralized by U.S. Treasury obligations: total value $561,000,000)	550,000,000	550,000,000
4.36% (SOFR + 0.02%), dated 08/04/2025, matures 09/05/2025, repurchase price $1,003,875,556 (collateralized by U.S. Treasury obligations: total value $1,020,000,000)(d)	1,000,000,000	1,000,000,000
4.26%, dated 08/25/2025, matures 09/05/2025, repurchase price $700,911,167 (collateralized by U.S. Treasury obligations: total value $714,000,010)(d)	700,000,000	700,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	7

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
4.35%, dated 08/15/2025, matures 09/05/2025, repurchase price $350,888,125 (collateralized by U.S. Treasury obligations: total value $357,000,000)(d)	$350,000,000	$350,000,000
BofA Securities, Inc.
4.32%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,000 (collateralized by U.S. Treasury obligations: total value $102,000,000)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
4.33%, dated 07/31/2025, matures 09/05/2025, repurchase price $1,556,711,500 (collateralized by U.S. Treasury obligations: total value $1,587,275,295)(d)	1,550,000,000	1,550,000,000
4.37%, dated 08/25/2025, matures 09/05/2025, repurchase price $300,400,583 (collateralized by U.S. Treasury obligations: total value $306,297,194)(d)	300,000,000	300,000,000
4.28%, dated 08/28/2025, matures 09/05/2025, repurchase price $860,817,956 (collateralized by U.S. Treasury obligations: total value $877,721,480)(d)	860,000,000	860,000,000
Credit Agricole Corporate and Investment Bank
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $906,044,930 (collateralized by U.S. Treasury obligations: total value $923,721,453)	905,609,231	905,609,231
4.30%, dated 08/29/2025, matures 09/05/2025, repurchase price $525,438,958 (collateralized by U.S. Treasury obligations: total value $535,500,076)(d)	525,000,000	525,000,000

	Par	Value
4.34%, dated 08/22/2025, matures 09/05/2025, repurchase price $525,886,083 (collateralized by U.S. Treasury obligations: total value $535,500,052)(d)	$525,000,000	$525,000,000
4.30%, dated 08/29/2025, matures 09/05/2025, repurchase price $900,752,500 (collateralized by U.S. Treasury obligations: total value $918,000,064)(d)	900,000,000	900,000,000
4.34%, dated 08/18/2025, matures 09/05/2025, repurchase price $150,325,500 (collateralized by U.S. Treasury obligations: total value $153,000,016)(d)	150,000,000	150,000,000
Federal Reserve Bank of New York
4.25%, dated 08/29/2025, matures 09/02/2025, repurchase price $2,601,227,778 (collateralized by U.S. Treasury obligations: total value $2,601,227,856)	2,600,000,000	2,600,000,000
FICC/Bank of New York
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $10,204,907,333 (collateralized by U.S. Treasury obligations: total value $10,404,000,024)	10,200,000,000	10,200,000,000
FICC/BNP Paribas
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $4,502,165,000 (collateralized by U.S. Treasury obligations: total value $4,590,000,017)	4,500,000,000	4,500,000,000
FICC/Credit Agricole Corporate and Investment Bank
4.34%, dated 08/29/2025, matures 09/02/2025, repurchase price $650,313,444 (collateralized by U.S. Treasury obligations: total value $663,281,158)	650,000,000	650,000,000

The accompanying notes are an integral part of these financial statements.

8	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
FICC/JP Morgan Securities LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,250,601,389 (collateralized by U.S. Treasury obligations: total value $1,275,613,502)	$1,250,000,000	$1,250,000,000
FICC/Northern Trust
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $11,505,532,778 (collateralized by U.S. Treasury obligations: total value $11,730,000,000)	11,500,000,000	11,500,000,000
4.25%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,400,661,111 (collateralized by U.S. Treasury obligations: total value $1,428,000,000)	1,400,000,000	1,400,000,000
Goldman Sachs & Co. LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,111 (collateralized by U.S. Treasury obligations: total value $102,000,000)	100,000,000	100,000,000
HSBC Securities (USA), Inc.
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $150,072,167 (collateralized by U.S. Treasury obligations: total value $153,073,611)	150,000,000	150,000,000
4.35% (SOFR + 0.01%), dated 11/15/2024, matures 09/05/2025, repurchase price $300,253,750 (collateralized by U.S. Treasury obligations: total value $306,147,901)(d)	300,000,000	300,000,000
ING Financial Markets LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $150,072,167 (collateralized by U.S. Treasury obligations: total value $153,000,014)	150,000,000	150,000,000

	Par	Value
4.36%, dated 08/25/2025, matures 09/02/2025, repurchase price $100,096,889 (collateralized by U.S. Treasury obligations: total value $102,000,061)	$100,000,000	$100,000,000
4.37%, dated 08/26/2025, matures 09/02/2025, repurchase price $50,042,486 (collateralized by U.S. Treasury obligations: total value $51,000,087)	50,000,000	50,000,000
4.36%, dated 08/27/2025, matures 09/03/2025, repurchase price $200,169,556 (collateralized by U.S. Treasury obligations: total value $204,000,060)	200,000,000	200,000,000
4.34%, dated 08/28/2025, matures 09/04/2025, repurchase price $250,210,972 (collateralized by U.S. Treasury obligations: total value $255,000,047)	250,000,000	250,000,000
4.34%, dated 08/29/2025, matures 09/05/2025, repurchase price $200,168,778 (collateralized by U.S. Treasury obligations: total value $204,000,065)	200,000,000	200,000,000
JP Morgan Securities LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $3,551,707,944 (collateralized by U.S. Treasury obligations: total value $3,622,742,137)	3,550,000,000	3,550,000,000
MUFG Securities (Canada) Ltd.
4.34%, dated 08/29/2025, matures 09/02/2025, repurchase price $750,361,667 (collateralized by U.S. Treasury obligations: total value $765,369,062)	750,000,000	750,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	9

Schedule of Investments
Government Obligations Fund(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
4.36%, dated 08/27/2025, matures 09/03/2025, repurchase price $450,381,500 (collateralized by U.S. Treasury obligations: total value $459,333,540)	$450,000,000	$450,000,000
4.33%, dated 07/31/2025, matures 09/05/2025, repurchase price $803,464,000 (collateralized by U.S. Treasury obligations: total value $819,238,842)(d)	800,000,000	800,000,000
4.39% (SOFR + 0.05%), dated 01/17/2025, matures 10/03/2025, repurchase price $502,134,028 (collateralized by U.S. Treasury obligations: total value $510,248,832)(d)	500,000,000	500,000,000
RBC Dominion Securities Inc.
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,500,721,667 (collateralized by U.S. Treasury obligations: total value $1,530,000,000)	1,500,000,000	1,500,000,000
4.20%, dated 08/29/2025, matures 09/02/2025, repurchase price $150,070,000 (collateralized by U.S. Treasury obligations: total value $153,000,055)	150,000,000	150,000,000
4.33%, dated 07/31/2025, matures 09/05/2025, repurchase price $2,385,283,750 (collateralized by U.S. Treasury obligations: total value $2,422,500,000)(d)	2,375,000,000	2,375,000,000
Royal Bank of Canada
4.28%, dated 08/18/2025, matures 09/05/2025, repurchase price $501,070,000 (collateralized by U.S. Treasury obligations: total value $510,000,051)(d)	500,000,000	500,000,000

	Par	Value
4.27%, dated 08/20/2025, matures 09/05/2025, repurchase price $500,948,889 (collateralized by U.S. Treasury obligations: total value $510,000,001)(d)	$500,000,000	$500,000,000
4.34%, dated 08/01/2025, matures 09/05/2025, repurchase price $1,004,219,444 (collateralized by U.S. Treasury obligations: total value $1,020,000,065)(d)	1,000,000,000	1,000,000,000
4.34%, dated 08/04/2025, matures 09/05/2025, repurchase price $652,507,556 (collateralized by U.S. Treasury obligations: total value $663,000,056)(d)	650,000,000	650,000,000
4.19%, dated 08/28/2025, matures 09/05/2025, repurchase price $650,605,222 (collateralized by U.S. Treasury obligations: total value $663,000,051)(d)	650,000,000	650,000,000
Societe Generale NY
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $500,240,556 (collateralized by U.S. Treasury obligations: total value $510,000,023)	500,000,000	500,000,000
4.38%, dated 08/26/2025, matures 09/02/2025, repurchase price $700,596,167 (collateralized by U.S. Treasury obligations: total value $714,000,011)	700,000,000	700,000,000
TD Securities (USA) LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $300,144,333 (collateralized by U.S. Treasury obligations: total value $306,000,003)	300,000,000	300,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $58,689,584,000)		58,689,584,000

The accompanying notes are an integral part of these financial statements.

10	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Government Obligations Fund (Concluded)
August 31, 2025

	Par	Value
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.2%
FICC/State Street
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $5,502,646,111 (collateralized by various government agency securities: total value $5,610,000,101)	$5,500,000,000	$5,500,000,000
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,000,481,111 (collateralized by various government agency securities: total value $1,020,000,183)	1,000,000,000	1,000,000,000
TD Securities (USA) LLC
4.35%, dated 08/28/2025, matures 09/04/2025, repurchase price $700,592,083 (collateralized by various government agency securities: total value $714,003,136)	700,000,000	700,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS (Cost $7,200,000,000)		7,200,000,000
TOTAL INVESTMENTS — 100.8% (Cost $116,663,444,186)		$116,663,444,186
Liabilities in Excess of Other Assets - (0.8)%		(954,171,893)
TOTAL NET ASSETS — 100.0%		$115,709,272,293

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FICC - Fixed Income Clearing Corporation
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	The rate shown is the annualized yield as of August 31, 2025.
(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)	The rate shown represents the seven-day annualized yield as of August 31, 2025.
(d)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	11

SCHEDULE OF INVESTMENTS
Institutional Prime Obligations Fund
August 31, 2025

	Par	Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 12.7%
Automatic Data Processing
4.40%, 09/03/2025(a)(b)	$50,000,000	$49,969,810
Caterpillar Financial Services Corp
4.36%, 09/02/2025(a)	50,000,000	49,976,025
TotalEnergies Capital SA
4.40%, 09/04/2025(a)(b)	39,000,000	38,971,686
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $138,967,867)		138,917,521
FINANCIAL COMPANY COMMERCIAL PAPER — 8.7%
Barclays Bank UK PLC
4.41%, 09/05/2025(a)(b)	25,000,000	24,978,775
BNG Bank NV
4.40%, 09/03/2025(a)(b)	50,000,000	49,970,300
CDP Financial Inc
4.39%, 09/04/2025(a)(b)	20,000,000	19,985,538
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $94,968,645)		94,934,613
NON-NEGOTIABLE TIME DEPOSITS — 8.3%
Canadian Imperial Bank of Commerce, Toronto Branch
4.30%, 09/02/2025	45,000,000	45,000,000
Credit Agricole Corporate and Investment Bank, New York Branch
4.31%, 09/02/2025	45,000,000	45,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSITS (Cost $90,000,000)		90,000,000
ASSET BACKED COMMERCIAL PAPER — 8.2%
Autobahn Funding Co LLC
4.40%, 09/03/2025(a)(b)	40,000,000	39,975,808
Great Bear Funding LLC
4.40%, 09/02/2025(a)(b)	25,000,000	24,987,900
4.40%, 09/03/2025(a)(b)	25,000,000	24,984,870
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $89,981,314)		89,948,578
VARIABLE RATE DEMAND NOTES — 2.0%
ECMC Group Inc
4.37%, 09/05/2025(c)(d)	21,500,000	21,500,000
TOTAL VARIABLE RATE DEMAND NOTES (Cost $21,500,000)		21,500,000

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — 37.7%
Bank of Nova Scotia
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $191,647,236 (collateralized by U.S. Treasury obligations: total value $195,386,182)	$191,555,077	$191,555,077
BofA Securities, Inc.
4.32%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,000 (collateralized by U.S. Treasury obligations: total value $102,000,000)	100,000,000	100,000,000
Credit Agricole Corporate and Investment Bank
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $119,779,523 (collateralized by U.S. Treasury obligations: total value $122,116,366)	119,721,923	119,721,923
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $411,277,000)		411,277,000
OTHER REPURCHASE AGREEMENTS — 22.6%
BNP Paribas
4.48% (OBFR + 0.15%), dated 08/29/2025, matures 09/02/2025, repurchase price $35,017,422 (collateralized by various securities: total value $36,750,038)	35,000,000	35,000,000
4.42% (OBFR + 0.09%), dated 08/29/2025, matures 09/02/2025, repurchase price $5,002,456 (collateralized by various securities: total value $5,250,001)	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

12	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
Institutional Prime Obligations Fund (Concluded)
August 31, 2025

	Par	Value
OTHER REPURCHASE AGREEMENTS — (Continued)
Credit Agricole Corporate and Investment Bank
4.39% (OBFR + 0.06%), dated 11/15/2024, matures 09/05/2025, repurchase price $5,004,268 (collateralized by various securities: total value $5,250,667)(d)	$5,000,000	$5,000,000
HSBC Securities (USA), Inc.
4.43% (OBFR + 0.10%), dated 08/29/2025, matures 09/02/2025, repurchase price $25,012,306 (collateralized by various securities: total value $26,263,885)	25,000,000	25,000,000
ING Financial Markets LLC
4.38%, dated 08/29/2025, matures 09/02/2025, repurchase price $35,017,033 (collateralized by various securities: total value $36,750,001)	35,000,000	35,000,000
4.38%, dated 08/29/2025, matures 09/02/2025, repurchase price $5,002,433 (collateralized by various securities: total value $5,250,490)	5,000,000	5,000,000
JP Morgan Securities LLC
4.45% (OBFR + 0.12%), dated 11/15/2024, matures 09/05/2025, repurchase price $25,021,632 (collateralized by various securities: total value $26,353,891)(d)	25,000,000	25,000,000
4.48% (OBFR + 0.15%), dated 11/15/2024, matures 09/05/2025, repurchase price $15,013,067 (collateralized by various securities: total value $15,812,729)(d)	15,000,000	15,000,000
MUFG Securities Americas Inc.
4.40% (OBFR + 0.07%), dated 08/29/2025, matures 09/02/2025, repurchase price $25,012,222 (collateralized by various securities: total value $26,250,001)	25,000,000	25,000,000

	Par	Value
4.39%, dated 08/29/2025, matures 09/02/2025, repurchase price $15,007,317 (collateralized by various securities: total value $15,750,026)	$15,000,000	$15,000,000
Societe Generale
4.51% (OBFR + 0.18%), dated 08/29/2025, matures 09/02/2025, repurchase price $17,008,519 (collateralized by various securities: total value $17,850,006)	17,000,000	17,000,000
TD Securities (USA) LLC
4.40% (OBFR + 0.07%), dated 08/29/2025, matures 09/02/2025, repurchase price $40,019,556 (collateralized by various securities: total value $42,000,192)	40,000,000	40,000,000
TOTAL OTHER REPURCHASE AGREEMENTS (Cost $247,000,000)		247,000,000
TOTAL INVESTMENTS — 100.2% (Cost $1,093,694,826)		$1,093,577,712
Liabilities in Excess of Other Assets — (0.2)%		(2,434,168)
TOTAL NET ASSETS — 100.0%		$1,091,143,544

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
OBFR - Overnight Bank Funding Rate
PLC - Public Limited Company
(a)	The rate shown is the annualized yield as of August 31, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $273,824,687 or 25.1% of the Fund’s net assets.

(c)	Adjustable Rate Security - The rate is determined by the Remarketing Agent and Resets periodically (daily, weekly, monthly, etc.)
(d)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	13

Schedule of Investments
Retail Prime Obligations Fund
August 31, 2025

	Par	Value
FINANCIAL COMPANY COMMERCIAL PAPER — 23.0%
ASB Bank Ltd
4.58% (SOFR + 0.22%), 09/08/2025(a)	$10,000,000	$10,000,112
4.45%, 09/24/2025(a)(b)	32,000,000	31,910,326
Australia & New Zealand Banking Group
4.48% (SOFR + 0.14%), 09/17/2025(a)	15,000,000	14,999,869
Bank of America NA
4.54%, 12/19/2025(b)	10,000,000	10,000,890
Bank of Montreal
4.63% (SOFR + 0.23%), 03/02/2026(a)(b)(c)	10,000,000	10,000,000
4.61% (SOFR + 0.27%), 03/23/2026	10,000,000	10,000,000
Bank of New Zealand
4.41%, 09/22/2025(a)(b)	15,000,000	14,961,937
Barclays Bank UK PLC
4.41%, 09/04/2025(a)(b)	100,000,000	99,963,750
4.41%, 09/05/2025(a)(b)	25,000,000	24,987,917
BofA Securities, Inc.
4.28%, 12/01/2025(b)	10,000,000	9,893,328
4.63% (SOFR + 0.27%), 05/08/2026	5,000,000	5,000,000
Cabot Trail Funding LLC
4.36%, 09/10/2025(a)(b)	9,475,000	9,464,814
4.31%, 01/07/2026(a)(b)	10,000,000	9,848,889
CDP Financial Inc
4.36%, 09/05/2025(a)(b)	20,000,000	19,990,289
4.37%, 12/09/2025(a)(b)	15,000,000	14,822,212
4.41%, 12/12/2025(a)(b)	10,000,000	9,876,750
4.35%, 01/06/2026(a)(b)	10,000,000	9,848,658
4.36%, 01/21/2026(a)(b)	12,000,000	11,796,467
4.36%, 01/30/2026(a)(b)	10,000,000	9,819,639
Commonwealth Bank of Australia
4.52% (SOFR + 0.18%), 09/29/2025(a)	10,000,000	10,000,000
4.62% (SOFR + 0.28%), 10/03/2025(a)	10,000,000	10,000,261
4.60% (SOFR + 0.26%), 01/23/2026(a)	11,950,000	11,951,866
DZ Bank AG/NY
4.28%, 10/01/2025(a)(b)	10,000,000	9,964,833
4.34%, 12/05/2025(a)(b)	10,000,000	9,887,056
Kreditanstalt Fuer Wiederaufbau
4.40%, 09/22/2025(a)(b)	10,000,000	9,974,683
4.15%, 02/27/2026(a)(b)	10,000,000	9,796,636
Lloyds Bank PLC
4.44%, 12/02/2025(b)	10,000,000	9,888,194
4.56% (SOFR + 0.20%), 02/06/2026	10,000,000	9,999,927
4.21%, 02/09/2026(b)	10,000,000	9,814,403

	Par	Value
Macquarie Bank Ltd
4.52% (SOFR + 0.16%), 09/05/2025(a)	$10,000,000	$10,000,000
4.56% (SOFR + 0.20%), 09/19/2025(a)	5,000,000	5,000,000
MetLife Short Term Funding LLC
4.39%, 10/07/2025(a)(b)	10,000,000	9,956,700
4.38%, 11/03/2025(a)(b)	12,000,000	11,909,280
4.18%, 02/09/2026(a)(b)	10,000,000	9,815,744
Mizuho Bank Ltd/NY
4.39%, 01/09/2026(a)(b)	20,000,000	19,687,278
Mizuho Bank Ltd/SG
4.46%, 10/22/2025(a)(b)	10,000,000	9,937,667
National Australia Bank Ltd
4.35%, 10/27/2025(a)(b)	28,807,000	28,614,761
4.56% (SOFR + 0.22%), 01/23/2026(a)	10,000,000	10,000,000
4.59% (SOFR + 0.25%), 02/23/2026(a)	10,000,000	10,000,000
4.57% (SOFR + 0.23%), 03/04/2026(a)	5,000,000	5,000,000
Nationwide Building Society
4.44%, 09/11/2025(a)(b)	15,000,000	14,981,750
4.42%, 10/09/2025(a)(b)	20,000,000	19,907,956
4.36%, 11/14/2025(a)(b)	10,000,000	9,911,508
New York Life Short Term Funding LLC
4.43%, 10/08/2025(a)(b)	10,000,000	9,955,086
Nordea Bank Abp
4.56% (SOFR + 0.22%), 02/13/2026(a)	10,000,000	10,000,000
4.16%, 02/20/2026(a)(b)	10,000,000	9,804,111
4.16%, 02/24/2026(a)(b)	10,000,000	9,799,556
NRW.Bank
4.36%, 11/12/2025(a)(b)	32,000,000	31,724,800
Ontario Teachers’ Finance Trust
4.29%, 09/24/2025(a)(b)	11,600,000	11,568,651
Protective Life Short Term Funding LLC
4.40%, 09/08/2025(a)(b)	10,965,000	10,955,747
PSP Capital Inc
4.39%, 09/22/2025(a)(b)	15,000,000	14,962,112
Royal Bank of Canada
4.12%, 04/20/2026(b)	10,000,000	9,739,483
Skandinaviska Enskilda Banken AB
4.34%, 09/24/2025(a)(b)	25,000,000	24,931,703
4.70% (SOFR + 0.34%), 10/06/2025(a)	10,000,000	10,001,205
4.59% (SOFR + 0.23%), 11/10/2025(a)	5,000,000	5,000,000
4.57% (SOFR + 0.21%), 03/11/2026(a)	10,000,000	9,999,881

The accompanying notes are an integral part of these financial statements.

14	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2025

	Par	Value
FINANCIAL COMPANY COMMERCIAL PAPER — (Continued)
4.75% (SOFR + 0.39%), 04/28/2026(a)	$10,000,000	$10,009,472
4.12%, 05/06/2026(a)(b)	10,000,000	9,721,439
4.61% (SOFR + 0.25%), 05/11/2026(a)	10,000,000	9,998,535
Sumitomo Mitsui Trust Bank/Singapore
4.45%, 09/04/2025(a)(b)	4,000,000	3,998,537
4.45%, 09/24/2025(a)(b)	15,000,000	14,957,929
4.46%, 10/30/2025(a)(b)	10,000,000	9,927,889
4.32%, 01/05/2026(a)(b)	10,000,000	9,850,900
Sumitomo Mitsui Trust/NY
4.27%, 01/14/2026(a)(b)	10,000,000	9,842,125
Svenska Handelsbanken AB/NY
4.39%, 11/10/2025(a)(b)	10,000,000	9,915,806
4.62% (SOFR + 0.26%), 04/29/2026(a)	10,000,000	9,999,973
Swedbank
4.55% (SOFR + 0.19%), 09/12/2025(a)	5,000,000	5,000,000
Westpac Banking Corp
4.58% (SOFR + 0.24%), 03/05/2026(a)	10,000,000	10,001,526
Westpac Securities NZ Ltd/London
4.60% (SOFR + 0.26%), 10/08/2025(a)	10,000,000	10,000,000
4.35%, 10/27/2025(a)(b)	18,175,000	18,053,712
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $922,906,528)		922,906,528
ASSET BACKED COMMERCIAL PAPER — 11.9%
Autobahn Funding Co LLC
4.40%, 09/03/2025(a)(b)	45,000,000	44,989,150
4.42%, 09/08/2025(a)(b)	10,000,000	9,991,522
4.44%, 09/15/2025(a)(b)	10,000,000	9,982,967
Bedford Row Funding Corp
4.55% (SOFR + 0.21%), 01/27/2026(a)	10,000,000	10,000,000
CAFCO LLC
4.41%, 09/11/2025(a)(b)	12,000,000	11,985,500
4.43%, 09/23/2025(a)(b)	10,000,000	9,973,294
4.44%, 10/17/2025(a)(b)	10,000,000	9,944,033
4.43%, 11/05/2025(a)(b)	10,000,000	9,921,097
4.26%, 12/02/2025(a)(b)	10,000,000	9,892,667
Chariot Funding LLC
4.43%, 09/15/2025(a)(b)	10,000,000	9,983,006
4.63% (SOFR + 0.27%), 01/30/2026(a)	10,000,000	10,000,000
4.64% (SOFR + 0.28%), 04/27/2026(a)	10,000,000	10,000,000
CRC Funding LLC
4.28%, 12/16/2025(a)(b)	13,640,000	13,470,515

	Par	Value
Fairway Finance Co LLC
4.33%, 10/02/2025(a)(b)	$7,000,000	$6,974,261
4.31%, 12/10/2025(a)(b)	2,200,000	2,174,028
4.59% (SOFR + 0.25%), 03/06/2026(a)	10,000,000	10,000,000
Great Bear Funding LLC
4.40%, 09/03/2025(a)(b)	25,000,000	24,993,972
4.45%, 09/05/2025(a)(b)	12,390,000	12,383,956
4.57% (SOFR + 0.23%), 12/02/2025	10,000,000	10,000,000
Liberty Street Funding LLC
4.32%, 09/02/2025(a)(b)	10,000,000	9,998,817
4.45%, 10/20/2025(a)(b)	5,000,000	4,970,124
4.38%, 12/01/2025(a)(b)	15,000,000	14,836,200
4.29%, 12/02/2025(a)(b)	10,000,000	9,891,900
4.35%, 01/02/2026(a)(b)	10,000,000	9,853,425
4.37%, 01/08/2026(a)(b)	10,000,000	9,845,558
4.26%, 01/20/2026(a)(b)	10,000,000	9,835,500
Longship Funding LLC
4.43%, 09/16/2025(a)(b)	10,000,000	9,981,792
4.44%, 09/18/2025(a)(b)	19,620,000	19,579,465
Manhattan Asset Funding Co LLC
4.42%, 09/02/2025(a)(b)	7,000,000	6,999,152
4.42%, 10/27/2025(a)(b)	10,000,000	9,932,178
4.38%, 12/01/2025(a)(b)	10,000,000	9,890,800
4.39%, 12/11/2025(a)(b)	10,000,000	9,878,520
4.21%, 02/09/2026(a)(b)	10,000,000	9,814,403
Old Line Funding LLC
4.41%, 10/15/2025(a)(b)	12,000,000	11,936,200
4.18%, 02/09/2026(a)(b)	10,000,000	9,815,744
Sheffield Receivables Co LLC
4.42%, 09/29/2025(a)(b)	10,000,000	9,966,089
4.33%, 11/12/2025(a)(b)	10,000,000	9,914,600
4.38%, 11/21/2025(a)(b)	20,000,000	19,805,600
Thunder Bay Funding LLC
4.34%, 12/03/2025(a)(b)	15,000,000	14,834,150
4.35%, 01/21/2026(a)(b)	10,000,000	9,830,783
4.22%, 01/29/2026(a)(b)	10,000,000	9,826,667
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $477,897,635)		477,897,635
NON-NEGOTIABLE TIME DEPOSITS — 8.6%
Canadian Imperial Bank of Commerce, Toronto Branch
4.30%, 09/02/2025	155,000,000	155,000,000
Credit Agricole Corporate and Investment Bank, New York Branch
4.31%, 09/02/2025	190,000,000	190,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSITS (Cost $345,000,000)		345,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	15

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2025

	Par	Value
CERTIFICATES OF DEPOSIT — 7.2%
Bank of America NA
4.48%, 10/03/2025	$10,000,000	$9,999,815
Bank of Montreal/Chicago
4.56% (SOFR + 0.22%), 12/05/2025	5,000,000	4,999,548
4.53% (SOFR + 0.19%), 12/10/2025	14,000,000	14,000,000
4.61% (SOFR + 0.27%), 03/02/2026	10,000,000	10,000,000
4.59% (SOFR + 0.25%), 03/12/2026	8,500,000	8,500,000
Canadian Imperial Bank of Commerce/NY
4.73% (SOFR + 0.39%), 04/01/2026	5,000,000	5,000,000
Commonwealth Bank of Australia/NY
4.58% (SOFR + 0.24%), 02/23/2026	5,000,000	5,000,232
4.59% (SOFR + 0.25%), 03/24/2026	14,450,000	14,450,000
4.66% (SOFR + 0.32%), 07/22/2026	5,000,000	5,000,000
Cooperatieve Rabobank UA/NY
4.59% (SOFR + 0.25%), 05/04/2026	5,000,000	5,000,000
DZ Bank AG/NY
4.56% (SOFR + 0.20%), 02/13/2026	10,000,000	10,000,000
Mizuho Bank Ltd/NY
4.54% (SOFR + 0.18%), 09/10/2025	10,000,000	10,000,000
4.71% (SOFR + 0.35%), 10/10/2025	10,000,000	10,000,000
4.66% (SOFR + 0.30%), 10/29/2025	5,000,000	5,000,000
4.59% (SOFR + 0.23%), 02/11/2026	10,000,000	10,000,000
4.31%, 02/17/2026	10,000,000	10,000,000
National Australia Bank/NY
4.58% (SOFR + 0.24%), 03/02/2026	15,000,000	14,999,471
4.59% (SOFR + 0.25%), 03/17/2026	5,000,000	5,000,000
Nordea Bank Abp/NY
4.56% (SOFR + 0.22%), 03/06/2026	12,000,000	11,998,151
Royal Bank of Canada/NY
4.67% (SOFR + 0.33%), 11/07/2025	6,800,000	6,801,903
4.69% (SOFR + 0.35%), 12/04/2025	9,400,000	9,403,276
Skandinaviska Enskilda Banken AB/NY
4.42%, 10/27/2025	10,000,000	9,999,992

	Par	Value
Sumitomo Mitsui Bank/NY
4.69% (SOFR + 0.35%), 10/14/2025	$10,000,000	$10,000,000
4.57% (SOFR + 0.23%), 01/30/2026	5,000,000	5,000,000
4.57% (SOFR + 0.23%), 02/19/2026	10,000,000	9,999,952
Sumitomo Mitsui Trust/NY
4.52% (SOFR + 0.18%), 09/05/2025	10,000,000	10,000,000
4.45%, 10/06/2025	15,000,000	15,000,000
4.61% (SOFR + 0.27%), 11/12/2025	5,000,000	5,000,000
Swedbank/NY
4.57% (SOFR + 0.21%), 12/23/2025	10,000,000	9,999,987
Wells Fargo Bank NA
4.67% (SOFR + 0.31%), 06/02/2026	16,000,000	16,000,882
Westpac Banking Corp/NY
4.63% (SOFR + 0.29%), 06/12/2026	10,000,000	9,999,196
TOTAL CERTIFICATES OF DEPOSIT (Cost $286,152,405)		286,152,405
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 5.3%
Automatic Data Processing
4.40%, 09/03/2025(a)(b)	50,000,000	49,987,944
Chevron Corp
4.29%, 10/02/2025(a)(b)	10,000,000	9,963,575
4.31%, 11/18/2025(a)(b)	5,000,000	4,953,958
4.29%, 12/22/2025(a)(b)	10,630,000	10,490,109
Nestle Finance International Ltd
4.23%, 01/15/2026(a)(b)	10,000,000	9,842,467
PACCAR Financial Corp
4.40%, 09/03/2025(b)	10,000,000	9,997,589
Procter & Gamble Co
4.37%, 09/25/2025(a)(b)	19,000,000	18,945,407
TotalEnergies Capital SA
4.44%, 09/02/2025(a)(b)	15,000,000	14,998,175
4.43%, 09/04/2025(a)(b)	27,300,000	27,290,069
4.40%, 09/30/2025(a)(b)	10,000,000	9,965,039
4.35%, 01/12/2026(a)(b)	20,000,000	19,683,017
4.34%, 01/21/2026(a)(b)	9,950,000	9,782,022
Toyota Credit de Puerto Rico
4.40%, 09/17/2025(b)	5,740,000	5,728,928
4.34%, 10/15/2025(b)	10,000,000	9,947,689
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $211,575,988)		211,575,988

The accompanying notes are an integral part of these financial statements.

16	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2025

	Par	Value
OTHER INSTRUMENTS — 1.7%
Australia & New Zealand Banking Group/NY
5.09%, 12/08/2025	$4,620,000	$4,626,343
Citigroup Global Markets Inc
4.87% (SOFR + 0.51%), 06/15/2026(a)	10,000,000	10,000,000
JP Morgan Securities LLC
4.98% (SOFR + 0.62%), 04/29/2026	10,000,000	10,023,385
Mizuho Bank Ltd/NY
4.66% (SOFR + 0.30%), 10/15/2025	7,800,000	7,800,939
National Australia Bank Ltd/NY
4.60% (SOFR + 0.26%), 04/02/2026	10,000,000	10,000,000
Walmart Inc
3.90%, 09/09/2025	12,560,000	12,558,211
Wells Fargo Bank NA
5.07% (SOFR + 0.71%), 01/15/2026	3,415,000	3,419,864
Westpac Banking Corp
4.91% (SOFR + 0.55%), 01/29/2026(a)	6,778,000	6,786,291
TOTAL OTHER INSTRUMENTS (Cost $65,215,033)		65,215,033
OTHER REPURCHASE AGREEMENTS — 23.1%
BNP Paribas
4.48% (OBFR + 0.15%), dated 08/29/2025, matures 09/02/2025, repurchase price $115,057,244 (collateralized by various securities: total value $120,750,060)	115,000,000	115,000,000
4.42% (OBFR + 0.09%), dated 08/29/2025, matures 09/02/2025, repurchase price $33,016,207 (collateralized by various securities: total value $34,650,001)	33,000,000	33,000,000
4.58% (OBFR + 0.25%), dated 11/15/2024, matures 10/03/2025, repurchase price $27,120,225 (collateralized by various securities: total value $28,350,000)(d)	27,000,000	27,000,000

	Par	Value
BofA Securities, Inc.
4.63% (OBFR + 0.30%), dated 11/15/2024, matures 10/03/2025, repurchase price $25,112,535 (collateralized by various securities: total value $26,250,014)(d)	$25,000,000	$25,000,000
Credit Agricole Corporate and Investment Bank
4.39% (OBFR + 0.06%), dated 11/15/2024, matures 09/05/2025, repurchase price $10,008,536 (collateralized by various securities: total value $10,584,908)(d)	10,000,000	10,000,000
HSBC Securities (USA), Inc.
4.43% (OBFR + 0.10%), dated 08/29/2025, matures 09/02/2025, repurchase price $90,044,300 (collateralized by various securities: total value $94,546,714)	90,000,000	90,000,000
4.58% (SOFR + 0.24%), dated 11/15/2024, matures 10/03/2025, repurchase price $7,031,169 (collateralized by various securities: total value $7,354,598)(d)	7,000,000	7,000,000
ING Financial Markets LLC
4.38%, dated 08/29/2025, matures 09/02/2025, repurchase price $160,077,867 (collateralized by various securities: total value $168,000,002)	160,000,000	160,000,000
JP Morgan Securities LLC
4.45% (OBFR + 0.12%), dated 11/15/2024, matures 09/05/2025, repurchase price $55,047,590 (collateralized by various securities: total value $57,942,749)(d)	55,000,000	55,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	17

Schedule of Investments
Retail Prime Obligations Fund (Concluded)
August 31, 2025

	Par	Value
OTHER REPURCHASE AGREEMENTS — (Continued)
4.48% (OBFR + 0.15%), dated 11/15/2024, matures 09/05/2025, repurchase price $30,026,133 (collateralized by various securities: total value $31,625,460)(d)	$30,000,000	$30,000,000
4.73% (OBFR + 0.40%), dated 11/15/2024, matures 11/27/2025, repurchase price $31,366,575 (collateralized by various securities: total value $32,686,856)(d)	31,000,000	31,000,000
MUFG Securities Americas Inc.
4.40% (OBFR + 0.07%), dated 08/29/2025, matures 09/02/2025, repurchase price $120,058,667 (collateralized by various securities: total value $126,000,000)	120,000,000	120,000,000
4.39%, dated 08/29/2025, matures 09/02/2025, repurchase price $35,017,072 (collateralized by various securities: total value $36,752,560)	35,000,000	35,000,000
Societe Generale
4.51% (OBFR + 0.18%), dated 08/29/2025, matures 09/02/2025, repurchase price $39,019,543 (collateralized by various securities: total value $40,950,159)	39,000,000	39,000,000
TD Securities (USA) LLC
4.40% (OBFR + 0.07%), dated 08/29/2025, matures 09/02/2025, repurchase price $150,073,333 (collateralized by various securities: total value $157,501,098)	150,000,000	150,000,000
TOTAL OTHER REPURCHASE AGREEMENTS (Cost $927,000,000)		927,000,000

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — 20.0%
Bank of Nova Scotia
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $493,164,538 (collateralized by U.S. Treasury obligations: total value $502,785,942)	$492,927,385	$492,927,385
Credit Agricole Corporate and Investment Bank
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $308,227,836 (collateralized by U.S. Treasury obligations: total value $314,241,220)	308,079,615	308,079,615
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $801,007,000)		801,007,000
TOTAL INVESTMENTS — 100.8% (Cost $4,036,754,589)		$4,036,754,589
Liabilities in Excess of Other Assets - (0.8)%		(30,509,797)
TOTAL NET ASSETS — 100.0%		$4,006,244,792

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
OBFR - Overnight Bank Funding Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $1,519,156,011 or 37.9% of the Fund’s net assets.

(b)	The rate shown is the annualized yield as of August 31, 2025.
(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

18	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
August 31, 2025

	Par	Value
VARIABLE RATE DEMAND NOTES — 72.8%
Florida — 5.6%
Halifax Hospital Medical Center Daytona Beach, Florida
Series 2008, 2.90%, 09/05/2025 (LOC: JPMorgan Chase Bank)(a)	$9,780,000	$9,780,000
Hillsborough County Industrial Development Authority, Baycare Health Systems
Series 2020C, 2.65%, 09/05/2025 (LOC: TD Bank)(a)	10,000,000	10,000,000
Miami-Dade County, Florida, Juvenile Courthouse Project
Series 2003B, 2.65%, 09/05/2025 (LOC: TD Bank)(a)	420,000	420,000
		20,200,000
Georgia — 4.7%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds
Series 2018B, 2.76%, 09/05/2025(a)	17,120,000	17,120,000
Illinois — 12.6%
Illinois Educational Facilities Authority, The Adler Planetarium
Series 1997, 2.70%, 09/05/2025 (LOC: PNC Bank)(a)	5,100,000	5,100,000
Illinois Finance Authority, Richard Driehaus Foundation
Series 2005, 2.85%, 09/05/2025 (LOC: Northern Trust Company)(a)	12,100,000	12,100,000
Illinois Finance Authority, St. Ignatius College Prep Project
Series 2006, 2.70%, 09/05/2025 (LOC: PNC Bank)(a)	12,000,000	12,000,000
Illinois Finance Authority, Steppenwolf Theatre Company Project
Series 2019, 2.80%, 09/05/2025 (LOC: Northern Trust Company)(a)	13,200,000	13,200,000
Illinois Finance Authority, The Latin School of Chicago Project
Series 2005A, 2.85%, 09/05/2025 (LOC: JPMorgan Chase Bank)(a)	3,160,000	3,160,000
		45,560,000

	Par	Value
Indiana — 2.1%
Indiana Finance Authority, Parkview Health System Obligated Group
Series 2009C, 2.70%, 09/05/2025 (LOC: Sumitomo Mitsui Banking)(a)	$7,540,000	$7,540,000
Kentucky — 4.1%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc
Series 2013C, 2.70%, 09/05/2025 (LOC: PNC Bank)(a)	14,990,000	14,990,000
Maryland — 0.3%
Maryland Health and Higher Educational Facilities Authority
Series 1985B, 2.65%, 09/05/2025 (LOC: TD Bank)(a)	1,245,000	1,245,000
Minnesota — 2.7%
Minnesota Higher Education Facilities Authority, Macalester College
Series Five-Q, 2.85%, 09/05/2025 (Macalester College)(a)	9,825,000	9,825,000
Mississippi — 4.7%
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project
Series 2007B, 3.75%, 09/02/2025 (GTD: Chevron Corp)(a)	4,850,000	4,850,000
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project
Series 2009A, 3.75%, 09/02/2025 (GTD: Chevron Corp)(a)	2,825,000	2,825,000
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project
Series 2009F, 3.75%, 09/02/2025 (Chevron Corp)(a)	2,275,000	2,275,000
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project
Series 2010F, 2.85%, 09/05/2025 (Chevron Corp)(a)	7,175,000	7,175,000
		17,125,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	19

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND(Continued)
August 31, 2025

	Par	Value
VARIABLE RATE DEMAND NOTES — (Continued)
Missouri — 0.3%
Missouri Health and Educational Facilities Authority, Saint Louis University
Series 2008B-2, 3.75%, 09/02/2025 (LOC: Wells Fargo Bank)(a)	$1,040,000	$1,040,000
Nevada — 4.0%
Clark County, Nevada Airport System
Series 2008D-2A, 2.70%, 09/05/2025 (LOC: Wells Fargo Bank)(a)	9,450,000	9,450,000
Clark County, Nevada Airport System
Series 2008D-2B, 2.70%, 09/05/2025 (LOC: Sumitomo Mitsui Banking)(a)	5,020,000	5,020,000
		14,470,000
New York — 4.2%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds
Series 2013C-5, 2.75%, 09/05/2025 (LOC: Sumitomo Mitsui Banking)(a)	15,250,000	15,250,000
Pennsylvania — 4.9%
Pennsylvania Turnpike Commission Variable Rate Turnpike Revenue Bonds
Series 2020A, 2.75%, 09/05/2025 (LOC: Barclays Bank PLC)(a)	17,820,000	17,820,000
Texas — 7.0%
City of Houston, Texas, Combined Utility System
Series 2004B, 2.98%, 09/05/2025 (LOC: Sumitomo Mitsui Banking)(a)	6,000,000	6,000,000
Gulf Coast Industrial Development Authority, ExxonMobil Project
Series 2012, 3.95%, 09/02/2025 (GTD: Exxon Mobil Corp)(a)	17,880,000	17,880,000
Tarrant County Cultural Education Facilities Finance Corp, Christus Health
Series 2008C-2, 2.70%, 09/05/2025 (LOC: Bank of New York Mellon)(a)	135,000	135,000

	Par	Value
Tarrant County Cultural Education Facilities Finance Corp, Methodist Hospitals of Dallas
Series 2008A, 3.85%, 09/02/2025 (LOC: TD Bank)(a)	$1,190,000	$1,190,000
		25,205,000
Virginia — 7.5%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue
Series 2003E, 2.60%, 09/05/2025 (Howard Hughes Med Inst)(a)	19,960,000	19,960,000
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments
Series 2008, 2.84%, 09/05/2025 (LOC: Bank of America GTD: FHLMC)(a)	7,200,000	7,200,000
		27,160,000
Washington — 5.2%
Port of Tacoma, Subordinate Lien Revenue Bonds
Series 2008B, 2.83%, 09/05/2025 (LOC: Bank of America)(a)	19,000,000	19,000,000
Wisconsin — 2.9%
Wisconsin Health and Educational Facilities Authority, Aspirus Wausau Hospital, Inc.
Series 2004, 2.75%, 09/05/2025 (LOC: JPMorgan Chase Bank)(a)	9,700,000	9,700,000
Wisconsin Health and Educational Facilities Authority, The Medical College of Wisconsin, Inc.
Series 2008B, 3.90%, 09/02/2025 (LOC: TD Bank)(a)	750,000	750,000
		10,450,000
TOTAL VARIABLE RATE DEMAND NOTES (Cost $264,000,000)		264,000,000
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 16.3%
Michigan — 2.5%
University of Michigan
Series B, 2.88%, 11/04/2025	9,000,000	9,000,000

The accompanying notes are an integral part of these financial statements.

20	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
RETAIL TAX FREE OBLIGATIONS FUND (Concluded)
August 31, 2025

	Par	Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER — (Continued)
Minnesota — 3.3%
University of Michigan
Series D, 2.89%, 10/15/2025	$11,977,000	$11,977,000
Texas — 7.7%
Texas A & M University
Series B, 3.17%, 09/18/2025	15,000,000	15,000,000
University of Texas
Series A, 2.89%, 12/10/2025	13,000,000	13,000,000
		28,000,000
Washington — 2.8%
Kings County Washington
Series A, 2.93%, 09/09/2025	10,000,000	10,000,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $58,977,000)		58,977,000
OTHER MUNICIPAL SECURITIES — 11.5%
Colorado — 0.8%
Adams & Arapahoe Counties, Colorado, General Obligation
Series 2025, 5.50%, 12/01/2025	3,000,000	3,018,352
Ohio — 8.3%
Anderson Township Park District, Ohio, General Obligation Notes
Series 2025, 3.63%, 03/11/2026	4,100,000	4,110,907
City of Delaware, Ohio, Fire Station & Land Acquisition
3.75%, 04/16/2026	5,000,000	5,018,366
City of Hamilton, Ohio, General Obligation Bond
Series 2024, 4.00%, 12/17/2025	4,320,000	4,331,302
City of Miamisburg, Montgomery County, Ohio Recreational Facilities, General Obligation Notes
Series 2025, 3.75%, 02/10/2026	3,000,000	3,009,293
City of New Albany, Ohio Capital Facilities, General Obligation
Series 2025, 3.75%, 06/04/2026(b)	3,350,000	3,376,599
City of Wyoming, Ohio, General Obligation Note
Series 2024, 3.88%, 10/15/2025	1,300,000	1,301,024
County of Lake, Ohio, General Obligation Note
Series 2024, 4.00%, 09/24/2025	5,000,000	5,002,596

	Par	Value
County of Lucas, Ohio Various Purpose Improvements Notes
Series 2024, 3.38%, 10/10/2025	$3,905,000	$3,906,519
		30,056,606
Texas — 2.4%
Houston Independent School District, Limited Tax Refunding Bonds
Series 2025B, 5.00%, 02/15/2026	8,750,000	8,816,260
TOTAL OTHER MUNICIPAL SECURITIES (Cost $41,891,218)		41,891,218
TOTAL INVESTMENTS — 100.6% (Cost $364,868,218)		$364,868,218
Liabilities in Excess of Other Assets - (0.6)%		(2,254,222)
TOTAL NET ASSETS — 100.0%		$362,613,996

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
GTD - Guaranteed
LOC - Letter of Credit
(a)	Adjustable Rate Security - The rate is determined by the Remarketing Agent and Resets periodically (daily, weekly, monthly, etc.)
(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	21

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
August 31, 2025

	Par	Value
U.S. TREASURY DEBT — 40.2%
U.S. Treasury Bill
4.30%, 09/02/2025(a)	$250,000,000	$249,970,556
4.31%, 09/04/2025(a)	75,000,000	74,973,406
4.31%, 09/09/2025(a)	200,000,000	199,809,014
4.32%, 09/16/2025(a)	100,000,000	99,821,771
4.30%, 09/30/2025(a)	150,000,000	149,505,333
4.03%, 10/02/2025(a)	35,000,000	34,880,318
4.06%, 10/09/2025(a)	100,000,000	99,576,986
4.27%, 10/14/2025(a)	225,000,000	223,868,294
4.11%, 10/16/2025(a)	100,000,000	99,493,125
4.28%, 10/21/2025(a)	250,000,000	248,532,639
4.11%, 10/23/2025(a)	360,000,000	357,893,870
4.24%, 10/28/2025(a)	150,000,000	149,006,063
4.10%, 10/30/2025(a)	150,000,000	149,006,588
4.09%, 11/06/2025(a)	225,000,000	223,335,563
4.21%, 11/28/2025(a)	150,000,000	148,476,133
4.21%, 12/04/2025(a)	400,000,000	395,660,646
4.15%, 12/09/2025(a)	75,000,000	74,155,200
4.13%, 12/16/2025(a)	320,000,000	316,160,665
4.13%, 12/23/2025(a)	100,000,000	98,720,118
4.16%, 12/26/2025(a)	300,000,000	296,033,444
4.09%, 12/30/2025(a)(b)	200,000,000	197,330,764
4.15%, 01/02/2026(a)	200,000,000	197,204,483
4.10%, 01/22/2026(a)	325,000,000	319,777,322
4.00%, 02/12/2026(a)	75,000,000	73,653,492
4.02%, 02/26/2026(a)	100,000,000	98,041,505
U.S. Treasury Note
0.25%, 09/30/2025	325,000,000	323,986,388
0.25%, 10/31/2025	75,000,000	74,525,534
4.31% (3 mo. U.S. Treasury Money Market Yield + 0.17%), 10/31/2025	800,000,000	799,962,264
5.00%, 10/31/2025	445,000,000	445,508,838
2.25%, 11/15/2025	175,000,000	174,256,945
4.00%, 12/15/2025	225,000,000	224,755,016
4.25%, 12/31/2025	700,000,000	699,960,488
3.88%, 01/15/2026	855,000,000	853,923,970
0.38%, 01/31/2026	100,000,000	98,451,696
2.63%, 01/31/2026	200,000,000	198,693,138
4.39% (3 mo. U.S. Treasury Money Market Yield + 0.25%), 01/31/2026	725,000,000	725,195,385
1.63%, 02/15/2026	60,000,000	59,311,700
4.63%, 03/15/2026	200,000,000	200,399,982
0.75%, 03/31/2026	325,000,000	318,709,294
4.50%, 03/31/2026	690,000,000	691,530,818
3.75%, 04/15/2026	400,000,000	399,157,515
0.75%, 04/30/2026	100,000,000	97,881,836
2.38%, 04/30/2026	350,000,000	346,300,901
4.29% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	1,150,000,000	1,150,032,042

	Par	Value
4.88%, 04/30/2026	$750,000,000	$754,214,215
1.63%, 05/15/2026	150,000,000	147,469,383
3.63%, 05/15/2026	50,000,000	49,868,000
4.13%, 06/15/2026	575,000,000	574,924,582
0.88%, 06/30/2026	175,000,000	170,432,308
1.88%, 06/30/2026	75,000,000	73,687,199
4.63%, 06/30/2026	450,000,000	451,927,196
4.50%, 07/15/2026	150,000,000	150,496,237
0.63%, 07/31/2026	85,000,000	82,401,394
4.33% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	1,000,000,000	999,702,944
4.38%, 07/31/2026	545,000,000	546,324,857
0.75%, 08/31/2026	210,000,000	203,551,167
1.38%, 08/31/2026	75,000,000	73,178,734
4.63%, 09/15/2026	75,000,000	75,542,397
4.35% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	1,200,000,000	1,200,492,470
4.24% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	900,000,000	899,924,197
4.30% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	1,175,000,000	1,175,482,368
4.30% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	650,000,000	649,797,064
TOTAL U.S. TREASURY DEBT (Cost $20,736,847,760)		20,736,847,760
U.S. TREASURY REPURCHASE AGREEMENTS — 60.7%
Bank of Montreal
4.25%, dated 08/29/2025, matures 09/02/2025, repurchase price $300,141,667 (collateralized by U.S. Treasury obligations: total value $306,000,039)	300,000,000	300,000,000
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,111 (collateralized by U.S. Treasury obligations: total value $102,000,031)	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

22	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
Bank of Nova Scotia
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $666,863,450 (collateralized by U.S. Treasury obligations: total value $679,873,636)	$666,542,769	$666,542,769
Barclays Capital Inc.
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,111 (collateralized by U.S. Treasury obligations: total value $102,000,012)	100,000,000	100,000,000
BNP Paribas
4.32%, dated 06/02/2025, matures 09/02/2025, repurchase price $101,104,000 (collateralized by U.S. Treasury obligations: total value $102,000,000)(c)	100,000,000	100,000,000
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $250,120,278 (collateralized by U.S. Treasury obligations: total value $255,000,000)	250,000,000	250,000,000
4.26%, dated 08/25/2025, matures 09/05/2025, repurchase price $300,390,500 (collateralized by U.S. Treasury obligations: total value $306,000,000)(c)	300,000,000	300,000,000
4.36% (SOFR + 0.02%), dated 08/04/2025, matures 09/05/2025, repurchase price $501,937,778 (collateralized by U.S. Treasury obligations: total value $510,000,000)(c)	500,000,000	500,000,000

	Par	Value
4.35%, dated 08/15/2025, matures 09/05/2025, repurchase price $150,380,625 (collateralized by U.S. Treasury obligations: total value $153,000,000)(c)	$150,000,000	$150,000,000
BofA Securities, Inc.
4.32%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,000 (collateralized by U.S. Treasury obligations: total value $102,000,000)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
4.28%, dated 08/28/2025, matures 09/05/2025, repurchase price $400,380,444 (collateralized by U.S. Treasury obligations: total value $408,242,582)(c)	400,000,000	400,000,000
4.37%, dated 08/25/2025, matures 09/05/2025, repurchase price $200,267,056 (collateralized by U.S. Treasury obligations: total value $204,198,178)(c)	200,000,000	200,000,000
4.33%, dated 07/31/2025, matures 09/05/2025, repurchase price $803,464,000 (collateralized by U.S. Treasury obligations: total value $819,238,877)(c)	800,000,000	800,000,000
Credit Agricole Corporate and Investment Bank
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $416,789,657 (collateralized by U.S. Treasury obligations: total value $424,921,033)	416,589,231	416,589,231

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	23

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
4.30%, dated 08/29/2025, matures 09/05/2025, repurchase price $400,334,444 (collateralized by U.S. Treasury obligations: total value $408,000,029)(c)	$400,000,000	$400,000,000
4.34%, dated 08/18/2025, matures 09/05/2025, repurchase price $100,217,000 (collateralized by U.S. Treasury obligations: total value $102,000,050)(c)	100,000,000	100,000,000
4.30%, dated 08/29/2025, matures 09/05/2025, repurchase price $225,188,125 (collateralized by U.S. Treasury obligations: total value $229,500,010)(c)	225,000,000	225,000,000
4.34%, dated 08/22/2025, matures 09/05/2025, repurchase price $225,379,750 (collateralized by U.S. Treasury obligations: total value $229,500,096)(c)	225,000,000	225,000,000
Federal Reserve Bank of New York
4.25%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,250,590,278 (collateralized by U.S. Treasury obligations: total value $1,250,590,302)	1,250,000,000	1,250,000,000
FICC/Bank of New York
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $3,501,683,889 (collateralized by U.S. Treasury obligations: total value $3,570,000,090)	3,500,000,000	3,500,000,000

	Par	Value
FICC/BNP Paribas
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $2,701,299,000 (collateralized by U.S. Treasury obligations: total value $2,754,000,000)	$2,700,000,000	$2,700,000,000
FICC/Credit Agricole Investment Bank
4.34%, dated 08/29/2025, matures 09/02/2025, repurchase price $400,192,889 (collateralized by U.S. Treasury obligations: total value $408,173,020)	400,000,000	400,000,000
FICC/JP Morgan LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $500,240,556 (collateralized by U.S. Treasury obligations: total value $510,245,401)	500,000,000	500,000,000
FICC/Northern Trust
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $3,001,443,333 (collateralized by U.S. Treasury obligations: total value $3,060,000,000)	3,000,000,000	3,000,000,000
4.27%, dated 08/29/2025, matures 09/02/2025, repurchase price $200,094,889 (collateralized by U.S. Treasury obligations: total value $204,000,000)	200,000,000	200,000,000
FICC/State Street
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $3,001,443,333 (collateralized by U.S. Treasury obligations: total value $3,060,000,192)	3,000,000,000	3,000,000,000

The accompanying notes are an integral part of these financial statements.

24	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $3,251,563,611 (collateralized by U.S. Treasury obligations: total value $3,315,000,058)	$3,250,000,000	$3,250,000,000
Goldman Sachs & Co. LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,111 (collateralized by U.S. Treasury obligations: total value $102,000,000)	100,000,000	100,000,000
HSBC Securities (USA), Inc.
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,111 (collateralized by U.S. Treasury obligations: total value $102,049,135)	100,000,000	100,000,000
4.35% (SOFR + 0.01%), dated 11/15/2024, matures 09/05/2025, repurchase price $200,169,167 (collateralized by U.S. Treasury obligations: total value $204,098,601)(c)	200,000,000	200,000,000
ING Financial Markets LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $100,048,111 (collateralized by U.S. Treasury obligations: total value $102,000,008)	100,000,000	100,000,000
4.37%, dated 08/26/2025, matures 09/02/2025, repurchase price $50,042,486 (collateralized by U.S. Treasury obligations: total value $51,000,085)	50,000,000	50,000,000

	Par	Value
4.36%, dated 08/25/2025, matures 09/02/2025, repurchase price $50,048,444 (collateralized by U.S. Treasury obligations: total value $51,000,011)	$50,000,000	$50,000,000
4.36%, dated 08/27/2025, matures 09/03/2025, repurchase price $100,084,778 (collateralized by U.S. Treasury obligations: total value $102,000,005)	100,000,000	100,000,000
4.34%, dated 08/28/2025, matures 09/04/2025, repurchase price $150,126,583 (collateralized by U.S. Treasury obligations: total value $153,000,058)	150,000,000	150,000,000
4.34%, dated 08/29/2025, matures 09/05/2025, repurchase price $100,084,389 (collateralized by U.S. Treasury obligations: total value $102,000,062)	100,000,000	100,000,000
JP Morgan Securities
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,200,577,333 (collateralized by U.S. Treasury obligations: total value $1,224,588,933)	1,200,000,000	1,200,000,000
MUFG Securities (Canada) Ltd.
4.34%, dated 08/29/2025, matures 09/02/2025, repurchase price $200,096,444 (collateralized by U.S. Treasury obligations: total value $204,098,374)	200,000,000	200,000,000
4.36%, dated 08/27/2025, matures 09/03/2025, repurchase price $300,254,333 (collateralized by U.S. Treasury obligations: total value $306,222,360)	300,000,000	300,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	25

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2025

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
4.33%, dated 07/31/2025, matures 09/05/2025, repurchase price $451,948,500 (collateralized by U.S. Treasury obligations: total value $460,821,848)(c)	$450,000,000	$450,000,000
4.39% (SOFR + 0.05%), dated 01/17/2025, matures 10/03/2025, repurchase price $251,067,014 (collateralized by U.S. Treasury obligations: total value $255,124,384)(c)	250,000,000	250,000,000
RBC Dominion Securities Inc.
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $1,000,481,111 (collateralized by U.S. Treasury obligations: total value $1,020,000,000)	1,000,000,000	1,000,000,000
4.33%, dated 07/31/2025, matures 09/05/2025, repurchase price $1,330,737,250 (collateralized by U.S. Treasury obligations: total value $1,351,500,000)(c)	1,325,000,000	1,325,000,000
Royal Bank of Canada
4.34%, dated 08/01/2025, matures 09/05/2025, repurchase price $502,109,722 (collateralized by U.S. Treasury obligations: total value $510,000,082)(c)	500,000,000	500,000,000
4.27%, dated 08/20/2025, matures 09/05/2025, repurchase price $250,474,444 (collateralized by U.S. Treasury obligations: total value $255,000,074)(c)	250,000,000	250,000,000

	Par	Value
4.28%, dated 08/18/2025, matures 09/05/2025, repurchase price $250,535,000 (collateralized by U.S. Treasury obligations: total value $255,000,040)(c)	$250,000,000	$250,000,000
4.34%, dated 08/04/2025, matures 09/05/2025, repurchase price $351,350,222 (collateralized by U.S. Treasury obligations: total value $357,000,082)(c)	350,000,000	350,000,000
4.19%, dated 08/28/2025, matures 09/05/2025, repurchase price $350,325,889 (collateralized by U.S. Treasury obligations: total value $357,000,034)(c)	350,000,000	350,000,000
Societe Generale NY
4.38%, dated 08/26/2025, matures 09/02/2025, repurchase price $300,255,500 (collateralized by U.S. Treasury obligations: total value $306,000,053)	300,000,000	300,000,000
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $300,144,333 (collateralized by U.S. Treasury obligations: total value $306,000,070)	300,000,000	300,000,000
TD Securities (USA) LLC
4.33%, dated 08/29/2025, matures 09/02/2025, repurchase price $200,096,222 (collateralized by U.S. Treasury obligations: total value $204,000,020)	200,000,000	200,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $31,308,132,000)		31,308,132,000

The accompanying notes are an integral part of these financial statements.

26	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
TREASURY OBLIGATIONS FUND (Concluded)
August 31, 2025

	Par	Value
TOTAL INVESTMENTS — 100.9% (Cost $52,044,979,760)		$52,044,979,760
Liabilities in Excess of Other Assets - (0.9)%		(472,029,765)
TOTAL NET ASSETS — 100.0%		$51,572,949,995

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FICC - Fixed Income Clearing Corporation
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	The rate shown is the annualized yield as of August 31, 2025.
(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	27

SCHEDULE OF INVESTMENTS
U.S. TREASURY MONEY MARKET FUND
August 31, 2025

	Par	Value
U.S. TREASURY DEBT — 101.3%
U.S. Treasury Bill
4.31%, 09/02/2025(a)	$35,644,000	$35,639,792
4.31%, 09/04/2025(a)	265,000,000	264,906,055
4.31%, 09/09/2025(a)	391,108,000	390,738,157
4.30%, 09/11/2025(a)	349,084,000	348,672,338
4.32%, 09/16/2025(a)	313,206,000	312,650,531
4.35%, 09/18/2025(a)	100,000,000	99,797,289
4.32%, 09/23/2025(a)	402,294,000	401,247,270
4.31%, 09/25/2025(a)	77,992,000	77,770,965
4.32%, 09/30/2025(a)	275,000,000	274,055,937
4.16%, 10/02/2025(a)	232,841,000	232,017,406
4.26%, 10/07/2025(a)	250,000,000	248,950,290
4.28%, 10/09/2025(a)	135,000,000	134,398,988
4.26%, 10/14/2025(a)	311,774,000	310,207,812
4.21%, 10/16/2025(a)	225,000,000	223,831,375
4.25%, 10/21/2025(a)	200,060,000	198,894,832
4.25%, 10/23/2025(a)	200,000,000	198,790,043
4.24%, 10/28/2025(a)	125,000,000	124,171,560
4.19%, 10/30/2025(a)	119,852,000	119,040,150
4.18%, 11/06/2025(a)	155,000,000	153,829,450
4.29%, 11/12/2025(a)	125,000,000	123,942,575
4.21%, 11/13/2025(a)	167,540,000	166,130,214
4.28%, 11/18/2025(a)	50,000,000	49,542,779
4.20%, 11/20/2025(a)	246,430,000	244,160,403
4.28%, 11/25/2025(a)	150,000,000	148,505,151
4.20%, 11/28/2025(a)	225,000,000	222,722,817
4.20%, 12/04/2025(a)	100,000,000	98,918,739
4.13%, 12/09/2025(a)	25,000,000	24,720,050
4.20%, 12/11/2025(a)	25,000,000	24,709,572
4.11%, 12/16/2025(a)	200,000,000	197,612,350
4.17%, 12/18/2025(a)	50,000,000	49,382,405
4.09%, 12/23/2025(a)	150,000,000	148,099,246
4.17%, 12/26/2025(a)	25,000,000	24,668,836
4.07%, 12/30/2025(a)(b)	75,000,000	74,004,119
4.21%, 01/02/2026(a)	12,567,000	12,388,810
3.98%, 02/19/2026(a)	135,000,000	132,480,208
3.93%, 02/26/2026(a)	25,000,000	24,521,316
U.S. Treasury Note
4.31% (3 mo. U.S. Treasury Money Market Yield + 0.17%), 10/31/2025	173,273,000	173,270,683
3.88%, 01/15/2026	17,184,000	17,163,967
4.39% (3 mo. U.S. Treasury Money Market Yield + 0.25%), 01/31/2026	169,304,000	169,380,687
4.29% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	306,596,000	306,596,982
4.88%, 04/30/2026	25,000,000	25,145,648
4.33% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	105,608,000	105,569,681

	Par	Value
4.35% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	$149,063,000	$149,173,041
4.24% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	210,000,000	209,939,294
4.30% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	25,000,000	24,995,647
4.30% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	70,000,000	69,978,855
TOTAL U.S. TREASURY DEBT (Cost $7,167,334,315)		7,167,334,315
TOTAL INVESTMENTS — 101.3% (Cost $7,167,334,315)		$7,167,334,315
Liabilities in Excess of Other Assets — (1.3)%		(95,089,707)
TOTAL NET ASSETS — 100.0%		$7,072,244,608

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2025.
(b)	Security or a portion of the security purchased on a when issued or delayed delivery basis.
The accompanying notes are an integral part of these financial statements.

28	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Assets and Liabilities
August 31, 2025

	Government Obligations Fund	Institutional Prime Obligations Fund(a)	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments, at value	$50,773,860,186	$435,300,712	$2,308,747,589	$364,868,218	$20,736,847,760	$7,167,334,315
Repurchase agreements, at value	65,889,584,000	658,277,000	1,728,007,000	—	31,308,132,000	—
Interest receivable	312,593,666	491,363	3,915,222	1,695,531	133,309,622	5,189,451
Cash and cash equivalents	143,375,012	77	919	9,160	100,000,192	1,287
Receivable for capital shares sold	721,200	—	1,386,888	—	1,025,615	—
Receivable for investments sold	—	1,003,763	—	185,381	—	—
Prepaid expenses and other assets	153,555	43,662	60,780	49,446	98,332	69,363
Total assets	117,120,287,619	1,095,116,577	4,042,118,398	366,807,736	52,279,413,521	7,172,594,416
LIABILITIES:
Payable for investments purchased	1,004,235,690	—	20,000,890	3,376,599	525,106,987	74,004,119
Distributions payable	386,483,660	3,710,918	14,405,006	744,633	170,740,526	24,631,805
Payable for other affiliated expenses	15,494,484	169,968	501,179	38,382	7,072,866	1,141,239
Payable for distribution and shareholder servicing fees	4,721,182	54,583	271,831	17,309	2,098,778	552,543
Payable for capital shares redeemed	—	—	674,765	—	1,385,892	650
Payable for expenses and other liabilities	80,310	37,564	19,935	16,817	58,477	19,452
Total liabilities	1,411,015,326	3,973,033	35,873,606	4,193,740	706,463,526	100,349,808
NET ASSETS	$ 115,709,272,293	$1,091,143,544	$4,006,244,792	$362,613,996	$51,572,949,995	$ 7,072,244,608
Net Assets Consists of:
Paid-in capital	$115,709,377,990	$1,091,234,524	$4,006,243,520	$362,610,754	$51,573,129,820	$7,072,134,821
Total distributable earnings/ (accumulated losses)	(105,697)	(90,980)	1,272	3,242	(179,825)	109,787
Total net assets	$ 115,709,272,293	$1,091,143,544	$4,006,244,792	$362,613,996	$51,572,949,995	$ 7,072,244,608
Class A
Net assets	$401,725,607	$—	$631,881,461	$29,460,940	$529,338,288	$106,342,218
Shares issued and outstanding(b)	401,724,857	—	631,880,773	29,458,793	529,343,465	106,331,239
Net asset value per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D
Net assets	$4,915,572,811	$—	$—	$—	$1,874,529,064	$223,424,992
Shares issued and outstanding(b)	4,915,558,707	—	—	—	1,874,554,184	223,421,477
Net asset value per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P
Net assets	$5,607,265,071	$—	$—	$—	$4,486,511,016	$—
Shares issued and outstanding(b)	5,607,282,280	—	—	—	4,486,505,741	—
Net asset value per share	$1.00	$—	$—	$—	$1.00	$—
Class T
Net assets	$48,371,058	$44,191,715	$4,509,666	$7,313,523	$49,835,232	$24,598,186
Shares issued and outstanding(b)	48,373,661	44,198,284	4,510,982	7,292,009	49,834,736	24,605,946
Net asset value per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Class U
Net assets	$5,075,092,449	$—	$—	$—	$—	$—
Shares issued and outstanding(b)	5,075,078,645	—	—	—	—	—
Net asset value per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	29

Statements of Assets and Liabilities (Concluded)
August 31, 2025

	Government Obligations Fund	Institutional Prime Obligations Fund(a)	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V
Net assets	$5,007,993,332	$63,209,068	$863,361	$28,419	$1,352,877,742	$328,496,290
Shares issued and outstanding(b)	5,007,986,283	63,211,790	863,318	28,437	1,352,888,129	328,476,467
Net asset value per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class X
Net assets	$40,358,786,091	$—	$3,270,625,001	$—	$16,750,098,804	$1,036,846,211
Shares issued and outstanding(b)	40,358,789,324	—	3,270,624,956	—	16,750,157,578	1,036,846,699
Net asset value per share	$1.00	$—	$1.00	$—	$1.00	$1.00
Class Y
Net assets	$12,136,834,918	$202,220,481	$8,708,910	$15,956,766	$5,377,460,056	$1,727,168,781
Shares issued and outstanding(b)	12,136,775,702	202,227,166	8,707,653	15,949,036	5,377,508,615	1,727,064,459
Net asset value per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class Z
Net assets	$42,157,630,956	$781,522,280	$89,656,393	$309,854,348	$21,152,299,793	$3,625,367,930
Shares issued and outstanding(b)	42,157,563,652	781,630,953	89,655,838	309,861,102	21,152,427,887	3,625,302,785
Net asset value per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Cost:
Investments, at cost	$50,773,860,186	$435,417,826	$2,308,747,589	$364,868,218	$20,736,847,760	$7,167,334,315
Repurchase agreements, at cost	65,889,584,000	658,277,000	1,728,007,000	—	31,308,132,000	—

(a)	The fund is required to round to its current net asset value per share to a minimum of the 4th decimal place.
(b)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

30	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Operations
For the Year Ended August 31, 2025

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$ 4,642,976,244	$51,353,908	$156,006,474	$11,067,691	$2,241,866,212	$303,932,711
Total investment income	4,642,976,244	51,353,908	156,006,474	11,067,691	2,241,866,212	303,932,711
EXPENSES (Note 1 and Note 3):
Investment advisory fees	102,311,687	1,107,873	3,381,932	376,672	49,514,818	6,763,335
Fund administration and accounting fees	91,416,490	1,000,024	3,382,656	371,404	44,431,055	6,095,004
Federal and state registration fees	2,395,295	83,324	149,188	93,194	191,816	322,151
Custodian fees	2,269,471	24,757	75,302	8,992	1,101,883	150,712
Transfer agent fees	715,538	40,655	115,619	40,693	382,113	92,108
Trustees’ fees	469,561	103,189	111,438	100,210	285,191	123,248
Legal fees	254,469	74,410	67,301	60,635	155,136	125,830
Reports to shareholders	179,155	7,683	51,041	8,561	78,870	20,169
Audit fees	159,188	35,500	37,933	34,453	97,482	47,977
Other expenses and fees	626,824	167,137	109,292	94,644	401,383	168,831
Distribution Expenses:
Class A	863,603	—	1,610,932	74,208	1,363,372	231,920
Class D	7,015,954	—	—	—	2,608,045	186,114
Shareholder servicing fees:
Class A	868,916	—	1,633,481	74,498	1,371,446	231,976
Class D	11,706,856	—	—	—	4,351,858	310,479
Class T	47,322	144,619	9,598	28,988	45,727	35,576
Class V	4,203,094	69,580	976	45	1,384,367	444,685
Class Y	29,687,135	487,174	37,887	42,803	13,638,588	4,291,138
Total expenses	255,190,558	3,345,925	10,774,576	1,410,000	121,403,150	19,641,253
Expense reimbursement by Adviser	(30,106,419)	(428,802)	(1,934,862)	(420,274)	(13,160,273)	(447,381)
Net expenses	225,084,139	2,917,123	8,839,714	989,726	108,242,877	19,193,872
Net investment income	4,417,892,105	48,436,785	147,166,760	10,077,965	2,133,623,335	284,738,839
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on Investments	79,626	26,162	—	7,965	(163,244)	171,188
Net change in unrealized appreciation (depreciation) on Investments	—	34,059	—	—	—	—
Net realized and unrealized gain (loss)	79,626	60,221	—	7,965	(163,244)	171,188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,417,971,731	$48,497,006	$147,166,760	$10,085,930	$2,133,460,091	$284,910,027

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	31

Statement of Changes in Net Assets

	Government Obligations Fund		Institutional Prime Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$4,417,892,105	$4,238,091,944	$48,436,785	$83,045,433
Net realized gain (loss) on investments	79,626	259,788	26,162	(19)
Net change in unrealized appreciation (depreciation) on investments	—	—	34,059	(135,098)
Net increase (decrease) in net assets from operations	4,417,971,731	4,238,351,732	48,497,006	82,910,316
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS (Note 1):
Class A	(13,148,963)	(11,943,761)	—	—
Class D	(184,775,035)	(200,221,800)	—	—
Class P	(170,836,313)	(132,313,656)	—	—
Class T	(977,585)	(1,754,188)	(3,092,202)	(4,247,998)
Class U	(132,284,352)	(127,653,954)	—	—
Class V	(177,803,552)	(161,331,377)	(3,004,215)	(3,763,490)
Class X	(1,528,901,013)	(1,414,234,740)	—	—
Class Y	(487,815,801)	(513,399,584)	(8,153,741)	(9,021,102)
Class Z	(1,721,800,491)	(1,675,238,884)	(34,186,627)	(66,096,042)
Total distributions to shareholders	(4,418,343,105)	(4,238,091,944)	(48,436,785)	(83,128,632)
CAPITAL TRANSACTIONS (Note 1):[1]
Class A:
Shares sold	1,672,177,424	923,091,737	—	—
Shares issued in reinvestment of distributions	1,890,569	1,528,848	—	—
Shares redeemed	(1,532,225,577)	(913,054,882)	—	—
Class D:
Shares sold	15,109,360,526	12,358,579,592	—	—
Shares redeemed	(14,654,316,640)	(12,360,565,124)	—	—
Class P:
Shares sold	36,585,293,918	23,856,407,685	—	—
Shares issued in reinvestment of distributions	80,990,789	44,853,075	—	—
Shares redeemed	(34,704,448,123)	(22,523,372,442)	—	—
Class T:
Shares sold	115,630,523	125,494,931	338,097,558	517,210,735
Shares issued in reinvestment of distributions	15	—	57	231
Shares redeemed	(95,847,576)	(127,827,327)	(384,083,029)	(490,620,843)
Class U:
Shares sold	35,121,496,720	32,483,162,513	—	—
Shares redeemed	(33,506,170,811)	(31,153,268,078)	—	—

The accompanying notes are an integral part of these financial statements.

32	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets(Continued)

	Government Obligations Fund		Institutional Prime Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Class V:
Shares sold	26,173,263,889	16,675,380,683	121,486,351	77,549,757
Shares issued in reinvestment of distributions	34,595,587	32,059,737	393,543	716,623
Shares redeemed	(25,165,697,164)	(15,596,945,931)	(124,945,083)	(94,157,691)
Class X:
Shares sold	271,835,607,876	206,576,633,909	—	—
Shares issued in reinvestment of distributions	339,131,725	318,354,870	—	—
Shares redeemed	(262,424,872,766)	(200,147,815,390)	—	—
Class Y:
Shares sold	37,363,360,572	43,149,208,515	1,504,052,907	843,055,502
Shares issued in reinvestment of distributions	84,452,862	57,563,890	43,513	64,386
Shares redeemed	(37,574,104,877)	(40,707,390,080)	(1,499,641,008)	(839,397,716)
Class Z:
Shares sold	334,230,387,410	309,146,914,902	6,548,558,208	4,343,739,994
Shares issued in reinvestment of distributions	339,992,816	332,956,416	1,147,851	1,365,902
Shares redeemed	(327,099,500,804)	(305,925,725,278)	(6,632,328,530)	(5,070,048,075)
Net increase (decrease) in net assets from capital transactions	22,330,448,883	16,626,226,771	(127,217,662)	(710,521,195)
Net increase (decrease) in net assets	22,330,077,509	16,626,486,559	(127,157,441)	(710,739,511)
NET ASSETS:
Beginning of the year	93,379,194,784	76,752,708,225	1,218,300,985	1,929,040,496
End of the year	$115,709,272,293	$93,379,194,784	$1,091,143,544	$1,218,300,985

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	33

Statement of Changes in Net Assets(Continued)

	Retail Prime Obligations Fund		Retail Tax Free Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$147,166,760	$156,096,417	$10,077,965	$12,291,809
Net realized gain (loss)	—	—	7,965	(4,722)
Net increase (decrease) in net assets from operations	147,166,760	156,096,417	10,085,930	12,287,087
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS:
Class A	(25,423,916)	(28,755,791)	(654,203)	(860,468)
Class T	(203,780)	(229,173)	(370,804)	(491,289)
Class V	(42,637)	(19,146)	(1,121)	(212,117)
Class X	(116,501,678)	(119,283,664)	—	—
Class Y	(648,044)	(724,511)	(426,600)	(558,545)
Class Z	(4,346,705)	(7,084,132)	(8,625,237)	(10,215,780)
Total distributions to shareholders	(147,166,760)	(156,096,417)	(10,077,965)	(12,338,199)
CAPITAL TRANSACTIONS:
Class A:
Shares sold	490,280,471	658,443,147	42,711,993	51,468,429
Shares issued in reinvestment of distributions	23,214,564	24,408,175	137,880	112,700
Shares redeemed	(519,866,911)	(576,314,895)	(42,996,933)	(51,630,167)
Class T:
Shares sold	6,130,033	4,889,563	1,109,321	1,010,027
Shares issued in reinvestment of distributions	108,246	123,925	143	240
Shares redeemed	(5,988,921)	(5,531,759)	(9,124,757)	(1,533,085)
Class V:
Shares sold	388,068	1,322,263	390,345	125,043,314
Shares issued in reinvestment of distributions	39,557	3,737	9	—
Shares redeemed	(722,973)	(401,691)	(389,125)	(134,318,863)
Class X:
Shares sold	4,008,461,858	2,256,223,084	—	—
Shares issued in reinvestment of distributions	24,746	20,162	—	—
Shares redeemed	(2,749,563,476)	(2,426,209,646)	—	—
Class Y:
Shares sold	34,609,027	53,363,584	81,426,524	106,324,217
Shares issued in reinvestment of distributions	51	59	—	—
Shares redeemed	(55,552,955)	(35,269,085)	(86,091,091)	(98,638,844)

The accompanying notes are an integral part of these financial statements.

34	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets(Continued)

	Retail Prime Obligations Fund		Retail Tax Free Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Class Z:
Shares sold	546,192,981	361,883,753	518,607,170	619,740,463
Shares issued in reinvestment of distributions	3,958,728	4,798,773	27,210	24,954
Shares redeemed	(578,510,077)	(367,917,607)	(514,913,397)	(606,545,664)
Net increase (decrease) in net assets from capital transactions	1,203,203,017	(46,164,458)	(9,104,708)	11,057,721
Net increase (decrease) in net assets	1,203,203,017	(46,164,458)	(9,096,743)	11,006,609
NET ASSETS:
Beginning of the year	2,803,041,775	2,849,206,233	371,710,739	360,704,130
End of the year	$4,006,244,792	$2,803,041,775	$362,613,996	$371,710,739

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	35

Statement of Changes in Net Assets(Continued)

	Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$2,133,623,335	$2,480,839,470	$284,738,839	$263,610,953
Net realized gain (loss)	(163,244)	(15,954)	171,188	8,765
Net increase (decrease) in net assets from operations	2,133,460,091	2,480,823,516	284,910,027	263,619,718
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS:
Class A	(20,822,172)	(26,493,039)	(3,431,575)	(3,656,719)
Class D	(68,706,972)	(79,650,511)	(4,815,970)	(5,731,542)
Class P	(117,331,512)	(113,542,428)	—	—
Class T	(911,836)	(145,265)	(730,327)	(880,434)
Class V	(58,798,097)	(58,925,235)	(18,722,153)	(17,272,227)
Class X	(737,288,564)	(972,821,456)	(11,561,946)	—
Class Y	(223,391,401)	(261,535,725)	(69,196,398)	(50,257,087)
Class Z	(906,372,781)	(967,777,709)	(176,280,470)	(185,812,944)
Total distributions to shareholders	(2,133,623,335)	(2,480,891,368)	(284,738,839)	(263,610,953)
CAPITAL TRANSACTIONS:
Class A:
Shares sold	1,313,941,695	1,544,837,984	6,307,070,497	2,027,858,499
Shares issued in reinvestment of distributions	12,068,215	11,067,565	674,339	606,401
Shares redeemed	(1,315,039,513)	(1,647,922,897)	(6,257,310,131)	(2,120,485,863)
Class D:
Shares sold	3,989,304,492	5,019,759,374	416,365,005	532,074,394
Shares issued in reinvestment of distributions	—	—	35,743	—
Shares redeemed	(3,980,106,999)	(4,927,109,339)	(301,208,059)	(490,527,027)
Class P:
Shares sold	48,222,419,933	18,345,617,888	—	—
Shares issued in reinvestment of distributions	28,994,330	61,569,342	—	—
Shares redeemed	(45,330,417,738)	(20,249,006,372)	—	—
Class T:
Shares sold	123,423,861	9,587,167	9,084,299	975,135
Shares issued in reinvestment of distributions	190	—	236	385
Shares redeemed	(76,704,124)	(9,498,431)	(1,685,198)	(1,704,536)
Class V:
Shares sold	4,377,547,788	3,049,178,251	1,122,196,586	943,666,231
Shares issued in reinvestment of distributions	5,387,152	7,238,915	13,382,463	7,571,219
Shares redeemed	(4,552,601,078)	(2,574,711,045)	(1,215,881,703)	(813,110,104)
Class X:
Shares sold	94,630,950,493	117,813,368,942	1,531,535,591	—
Shares issued in reinvestment of distributions	100,997,889	142,816,839	1,512,857	—
Shares redeemed	(93,241,086,492)	(120,049,910,132)	(496,201,750)	—

The accompanying notes are an integral part of these financial statements.

36	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets (Concluded)

	Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Class Y:
Shares sold	31,387,645,256	30,387,807,643	6,557,427,507	4,540,839,925
Shares issued in reinvestment of distributions	97,199,575	100,868,537	32,626,955	19,436,898
Shares redeemed	(31,427,795,084)	(29,501,535,962)	(6,161,585,639)	(4,032,744,441)
Class Z:
Shares sold	108,809,560,176	102,812,010,391	17,226,587,463	17,810,807,741
Shares issued in reinvestment of distributions	186,597,524	192,153,004	1,199,838	1,730,744
Shares redeemed	(106,899,062,155)	(102,311,514,502)	(17,808,025,961)	(16,926,937,767)
Net increase (decrease) in net assets from capital transactions	6,463,225,386	(1,773,326,838)	977,800,938	1,500,057,834
Net increase (decrease) in net assets	6,463,062,142	(1,773,394,690)	977,972,126	1,500,066,599
NET ASSETS:
Beginning of the year	45,109,887,853	46,883,282,543	6,094,272,482	4,594,205,883
End of the year	$51,572,949,995	$45,109,887,853	$7,072,244,608	$6,094,272,482

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	37

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Government Obligations Fund
Class A
8/31/2025	$1.00	$0.038	$0.038	$(0.038)	$(0.000)(c)	$(0.038)	$1.00	3.87%	$401,726	0.74%	0.74%	3.78%
8/31/2024	1.00	0.047	0.047	(0.047)	—	(0.047)	1.00	4.76	259,884	0.74	0.74	4.65
8/31/2023	1.00	0.036	0.036	(0.036)	(0.000)(c)	(0.036)	1.00	3.66	248,318	0.75	0.75	3.44
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.23	388,517	0.74	0.34	0.25
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.01	298,968	0.77	0.09	0.01
Class D
8/31/2025	1.00	0.040	0.040	(0.040)	(0.000)(c)	(0.040)	1.00	4.03	4,915,573	0.60	0.60	3.95
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.90	4,460,545	0.60	0.60	4.80
8/31/2023	1.00	0.038	0.038	(0.038)	(0.000)(c)	(0.038)	1.00	3.81	4,462,517	0.60	0.60	3.73
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.27	4,545,961	0.60	0.28	0.28
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.01	4,533,829	0.62	0.09	0.01
Class P
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(c)	(0.044)	1.00	4.50	5,607,265	0.20	0.15	4.38
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.37	3,645,452	0.20	0.15	5.24
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(c)	(0.042)	1.00	4.27	2,267,555	0.20	0.16	4.20
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.46	1,023,323	0.20	0.09	0.42
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.03	1,085,102	0.22	0.05	0.03
Class T
8/31/2025	1.00	0.042	0.042	(0.042)	(0.000)(c)	(0.042)	1.00	4.23	48,371	0.40	0.40	4.13
8/31/2024	1.00	0.050	0.050	(0.050)	—	(0.050)	1.00	5.11	28,588	0.40	0.40	5.00
8/31/2023	1.00	0.040	0.040	(0.040)	(0.000)(c)	(0.040)	1.00	4.02	30,920	0.40	0.40	3.70
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.34	1,371,489	0.40	0.21	0.34
8/31/2021(d)	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.01	1,260,703	0.42	0.08	0.01
Class U
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(c)	(0.044)	1.00	4.52	5,075,092	0.20	0.12	4.44
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.40	3,459,780	0.20	0.12	5.27
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(c)	(0.042)	1.00	4.31	2,129,879	0.20	0.12	4.22
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.47	3,814,197	0.20	0.07	0.39
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.04	6,394,891	0.22	0.06	0.04
Class V
8/31/2025	1.00	0.043	0.043	(0.043)	(0.000)(c)	(0.043)	1.00	4.34	5,007,993	0.30	0.30	4.23
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.22	3,965,846	0.30	0.30	5.09
8/31/2023	1.00	0.041	0.041	(0.041)	(0.000)(c)	(0.000)(c)	1.00	4.12	2,855,341	0.30	0.30	4.13
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.38	2,028,529	0.30	0.16	0.33
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.01	2,137,992	0.32	0.09	0.01
Class X
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(c)	(0.044)	1.00	4.50	40,358,786	0.20	0.14	4.39
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.38	30,609,048	0.20	0.14	5.25
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(c)	(0.042)	1.00	4.29	23,861,790	0.20	0.14	4.14
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.46	26,411,134	0.22	0.10	0.44
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.04	19,999,922	0.33	0.09	0.04

The accompanying notes are an integral part of these financial statements.

38	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Government Obligations Fund — (Concluded)
Class Y
8/31/2025	$1.00	$0.041	$0.041	$(0.041)	$(0.000)(c)	$(0.041)	$1.00	4.18	$12,136,835	0.45%	0.45%	4.11%
8/31/2024	1.00	0.049	0.049	(0.049)	—	(0.049)	1.00	5.06	12,263,168	0.45	0.45	4.95
8/31/2023	1.00	0.039	0.039	(0.039)	(0.000)(c)	(0.039)	1.00	3.97	9,763,753	0.45	0.45	3.90
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.32	9,562,356	0.45	0.23	0.31
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.01	9,032,404	0.47	0.09	0.01
Class Z
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(c)	(0.044)	1.00	4.46	42,157,631	0.20	0.18	4.36
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.34	34,686,884	0.20	0.18	5.21
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(c)	(0.042)	1.00	4.25	31,132,635	0.20	0.18	4.17
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.44	30,621,188	0.22	0.11	0.42
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.03	20,000,259	0.38	0.13	0.03

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount represents less than $0.0005 per share.
(d)	Inception date of the Fund was September 18, 2020.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	39

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Net Realized and Unrealized Gain (loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, end of Year	Total Return(b)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(c)	Ratio of Expenses to Average Net Assets after Expense Reimbursement/ Recoupment(c)	Ratio of Net Investment Income (loss) to Average Net Assets(c)
Institutional Prime Obligations Fund*
Class T
8/31/2025	$0.9999	$0.0423	$(0.0000)(d)	$0.0423	$(0.0423)	$—	$(0.0423)	$0.9999	4.29%	$44,192	0.44%	0.40%	4.28%
8/31/2024	1.0001	0.0509	(0.0002)	0.0507	(0.0509)	(0.0000)(d)	(0.0509)	0.9999	5.20	90,174	0.43	0.40	5.09
8/31/2023	1.0000	0.0415	0.0001	0.0416	(0.0415)	—	(0.0415)	1.0001	4.24	63,596	0.44	0.40	4.16
8/31/2022	1.0000	0.0041	0.0000(d)	0.0041	(0.0041)	—	(0.0041)	1.0000	0.41	63,002	0.44	0.25	0.40
8/31/2021	1.0002	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)	1.0000	−0.01	64,888	0.45	0.16	0.01
Class V
8/31/2025	0.9999	0.0433	0.0001	0.0434	(0.0433)	—	(0.0433)	1.0000	4.43	63,209	0.34	0.30	4.32
8/31/2024	1.0001	0.0519	(0.0002)	0.0517	(0.0519)	(0.0000)(d)	(0.0519)	0.9999	5.29	66,276	0.34	0.30	5.19
8/31/2023	1.0000	0.0425	0.0001	0.0426	(0.0425)	—	(0.0425)	1.0001	4.36	82,178	0.34	0.30	4.34
8/31/2022	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	—	(0.0045)	1.0000	0.44	51,313	0.34	0.22	0.50
8/31/2021	1.0003	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)	1.0001	-0.01	45,873	0.36	0.16	0.01
Class Y
8/31/2025	1.0000	0.0418	(0.0000)(d)	0.0418	(0.0418)	—	(0.0418)	1.0000	4.26	202,220	0.49	0.45	4.18
8/31/2024	1.0001	0.0504	(0.0001)	0.0503	(0.0504)	(0.0000)(d)	(0.0504)	1.0000	5.14	197,770	0.49	0.45	5.04
8/31/2023	1.0000	0.0410	0.0001	0.0411	(0.0410)	—	(0.0410)	1.0001	4.20	194,075	0.49	0.45	4.04
8/31/2022	1.0001	0.0039	(0.0001)	0.0038	(0.0039)	—	(0.0039)	1.0000	0.38	224,230	0.49	0.27	0.38
8/31/2021	1.0003	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)	1.0001	-0.01	220,389	0.51	0.17	0.01
Class Z
8/31/2025	0.9998	0.0443	0.0001	0.0444	(0.0443)	—	(0.0443)	0.9999	4.53	781,522	0.24	0.20	4.43
8/31/2024	1.0000	0.0529	(0.0002)	0.0527	(0.0529)	(0.0000)(d)	(0.0529)	0.9998	5.40	864,081	0.23	0.20	5.29
8/31/2023	0.9999	0.0435	0.0001	0.0436	(0.0435)	—	(0.0435)	1.0000	4.46	1,589,191	0.24	0.20	4.40
8/31/2022	1.0000	0.0052	(0.0000)(d)	0.0051	(0.0052)	—	(0.0052)	0.9999	0.51	927,191	0.24	0.13	0.46
8/31/2021	1.0002	0.0006	(0.0002)	0.0004	(0.0006)	—	(0.0006)	1.0000	0.04	1,092,496	0.25	0.11	0.05

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.00005 per share.
The accompanying notes are an integral part of these financial statements.

40	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Retail Prime Obligations Fund
Class A
8/31/2025	$1.00	$0.039	$0.039	$(0.039)	$—	$(0.039)	$1.00	3.96%	$631,881	0.76%	0.75%	3.89%
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.89	638,253	0.76	0.75	4.76
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.88	531,717	0.77	0.75	3.94
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.29	286,942	0.77	0.35	0.25
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	358,250	0.79	0.19	0.01
Class T
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	4,510	0.41	0.40	4.25
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.25	4,260	0.42	0.40	5.12
8/31/2023	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.24	4,779	0.42	0.40	3.93
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.41	1,675,783	0.42	0.26	0.43
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	1,380,925	0.44	0.17	0.01
Class V
8/31/2025	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.43	863	0.31	0.30	4.37
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.36	1,159	0.31	0.29	5.09
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.35	234	0.32	0.30	3.97
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.46	24,518	0.32	0.21	0.48
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	20,320	0.34	0.19	0.01
Class X
8/31/2025	1.00	0.045	0.045	(0.045)	—	(0.045)	1.00	4.60	3,270,625	0.21	0.14	4.46
8/31/2024	1.00	0.054	0.054	(0.054)	—	(0.054)	1.00	5.53	2,011,702	0.22	0.14	5.39
8/31/2023	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.51	2,181,668	0.22	0.14	5.25
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.53	7,724	0.23	0.14	0.31
8/31/2021	1.00	0.001	0.001	(0.001)	—	(0.001)	1.00	0.05	22,506	0.24	0.14	0.05
Class Y
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.27	8,709	0.46	0.45	4.28
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.20	29,653	0.47	0.45	5.08
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.19	11,558	0.47	0.45	4.23
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.39	2,928	0.47	0.27	0.38
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	6,005	0.49	0.24	0.01
Class Z
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.53	89,656	0.21	0.20	4.47
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.46	118,015	0.22	0.20	5.33
8/31/2023	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.45	119,250	0.22	0.20	4.18
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.50	469,483	0.23	0.17	0.52
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	421,266	0.24	0.17	0.02

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	41

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Retail Tax Free Obligations Fund
Class A
8/31/2025	$1.00	$0.022	$0.022	$(0.022)	$—	$(0.022)	$1.00	2.21%	$29,461	0.86%	0.75%	2.20%
8/31/2024	1.00	0.028	0.028	(0.028)	(0.000)(c)	(0.028)	1.00	2.81	29,607	0.88	0.75	2.77
8/31/2023	1.00	0.021	0.021	(0.021)	—	(0.021)	1.00	2.12	29,660	0.86	0.75	2.07
8/31/2022	1.00	0.001	0.001	(0.001)	(0.000)(c)	(0.001)	1.00	0.09	35,244	0.82	0.43	0.08
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	41,394	0.84	0.13	0.01
Class T
8/31/2025	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.58	7,314	0.51	0.40	2.56
8/31/2024	1.00	0.031	0.031	(0.031)	(0.000)(c)	(0.031)	1.00	3.18	15,349	0.53	0.40	3.12
8/31/2023	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.48	15,874	0.50	0.40	2.25
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.20	377,950	0.48	0.23	0.19
8/31/2021(d)	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	331,979	0.50	0.12	0.01
Class V
8/31/2025	1.00	0.026	0.026	(0.026)	—	(0.026)	1.00	2.68	28	0.41	0.30	2.49
8/31/2024	1.00	0.032	0.032	(0.032)	(0.000)(c)	(0.032)	1.00	3.27	27	0.42	0.30	3.11
8/31/2023	1.00	0.026	0.026	(0.026)	—	(0.026)	1.00	2.58	9,303	0.41	0.30	2.45
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.25	4,417	0.38	0.15	0.18
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	34,332	0.40	0.12	0.01
Class Y
8/31/2025	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.52	15,957	0.56	0.45	2.49
8/31/2024	1.00	0.031	0.031	(0.031)	(0.000)(c)	(0.031)	1.00	3.12	20,621	0.58	0.45	3.04
8/31/2023	1.00	0.024	0.024	(0.024)	—	(0.024)	1.00	2.43	12,939	0.56	0.45	2.42
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.18	15,038	0.52	0.25	0.18
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	14,691	0.54	0.18	0.01
Class Z
8/31/2025	1.00	0.027	0.027	(0.027)	—	(0.027)	1.00	2.78	309,854	0.31	0.20	2.74
8/31/2024	1.00	0.033	0.033	(0.033)	(0.000)(c)	(0.033)	1.00	3.38	306,107	0.33	0.20	3.31
8/31/2023	1.00	0.027	0.027	(0.027)	—	(0.027)	1.00	2.68	292,928	0.32	0.20	2.96
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.29	61,637	0.28	0.16	0.36
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	34,986	0.29	0.12	0.01

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount represents less than $0.0005 per share.
(d)	Inception date of the Fund was September 18, 2020.
The accompanying notes are an integral part of these financial statements.

42	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Treasury Obligations Fund
Class A
8/31/2025	$1.00	$0.038	$0.038	$(0.038)	$—	$(0.038)	$1.00	3.86%	$529,338	0.74%	0.74%	3.80%
8/31/2024	1.00	0.047	0.047	(0.047)	(0.000)(c)	(0.047)	1.00	4.83	518,369	0.66	0.66	4.71
8/31/2023	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.73	610,388	0.75	0.75	3.92
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.24	209,603	0.75	0.34	0.26
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	200,750	0.77	0.09	0.01
Class D
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	4.01	1,874,529	0.59	0.59	3.95
8/31/2024	1.00	0.048	0.048	(0.048)	(0.000)(c)	(0.048)	1.00	4.89	1,865,337	0.60	0.60	4.78
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.88	1,772,689	0.60	0.60	3.82
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.29	1,773,929	0.60	0.28	0.27
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	1,968,085	0.62	0.09	0.01
Class P
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.46	4,486,511	0.19	0.16	4.29
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(c)	(0.052)	1.00	5.35	1,565,527	0.20	0.16	5.23
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.35	3,407,349	0.20	0.15	4.52
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.48	1,381,010	0.20	0.09	0.33
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.03	2,511,825	0.22	0.05	0.02
Class T
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.22	49,835	0.39	0.39	3.99
8/31/2024	1.00	0.050	0.050	(0.050)	(0.000)(c)	(0.050)	1.00	5.10	3,116	0.40	0.40	4.99
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.09	3,027	0.40	0.40	3.88
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.36	431,310	0.40	0.23	0.36
8/31/2021(d)	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	402,360	0.42	0.08	0.01
Class V
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	1,352,878	0.29	0.29	4.25
8/31/2024	1.00	0.051	0.051	(0.051)	(0.000)(c)	(0.051)	1.00	5.21	1,522,548	0.30	0.30	5.08
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.20	1,040,844	0.30	0.30	4.28
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.40	615,390	0.30	0.17	0.34
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	636,668	0.32	0.09	0.01
Class X
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.49	16,750,099	0.19	0.14	4.39
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(c)	(0.052)	1.00	5.37	15,259,289	0.20	0.14	5.25
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.36	17,353,040	0.20	0.14	4.44
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.48	8,609,415	0.20	0.10	0.54
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.03	6,677,792	0.22	0.07	0.03
Class Y
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.17	5,377,460	0.44	0.44	4.09
8/31/2024	1.00	0.049	0.049	(0.049)	(0.000)(c)	(0.049)	1.00	5.05	5,320,429	0.45	0.45	4.93
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.04	4,333,296	0.45	0.45	4.06
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.34	2,883,223	0.45	0.23	0.32
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.01	2,823,404	0.47	0.09	0.01

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	43

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Treasury Obligations Fund — (Concluded)
Class Z
8/31/2025	$1.00	$0.044	$0.044	$(0.044)	$—	$(0.044)	$1.00	4.44%	$21,152,300	0.19%	0.18%	4.35%
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(c)	(0.052)	1.00	5.33	19,055,273	0.20	0.18	5.20
8/31/2023	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	18,362,650	0.20	0.18	4.30
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(c)	(0.005)	1.00	0.46	12,580,830	0.20	0.12	0.43
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	—	(0.000)(c)	1.00	0.02	12,540,215	0.23	0.08	0.02

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount represents less than $0.0005 per share.
(d)	Inception date of the Fund was September 18, 2020.
The accompanying notes are an integral part of these financial statements.

44	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the year ended	Net Asset Value, Beginning of Year	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
U.S. Treasury Money Market Fund
Class A
8/31/2025	$1.00	$0.038	$0.038	$(0.038)	$—	$(0.038)	$1.00	3.83%	$106,342	0.75%	0.75%	3.70%
8/31/2024	1.00	0.046	0.046	(0.046)	—	(0.046)	1.00	4.74	55,905	0.76	0.75	4.64
8/31/2023	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.59	147,926	0.76	0.75	3.77
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.16	32,752	0.76	0.29	0.13
8/31/2021	1.00	—	—	—	(0.000)(c)	(0.000)(c)	1.00	0.01	55,228	0.79	0.09	—
Class D
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.98	223,425	0.60	0.60	3.88
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.90	108,230	0.61	0.60	4.78
8/31/2023	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.75	66,682	0.61	0.60	3.72
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.21	73,142	0.61	0.22	0.14
8/31/2021	1.00	—	—	—	(0.000)(c)	(0.000)(c)	1.00	0.01	89,199	0.64	0.09	—
Class T
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.19	24,598	0.41	0.40	4.11
8/31/2024	1.00	0.050	0.060	(0.050)	—	(0.050)	1.00	5.10	17,198	0.41	0.40	4.99
8/31/2023	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.96	17,927	0.41	0.40	3.73
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.28	83,118	0.41	0.22	0.26
8/31/2021(d)	1.00	—	—	—	(0.000)(c)	(0.000)(c)	1.00	0.01	110,639	0.43	0.08	—
Class V
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.30	328,496	0.31	0.30	4.21
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.21	408,786	0.31	0.30	5.09
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.06	270,658	0.31	0.30	4.20
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.32	115,480	0.31	0.17	0.29
8/31/2021	1.00	—	—	—	(0.000)(c)	(0.000)(c)	1.00	0.01	130,210	0.33	0.09	—
Class X
8/31/2025(e)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.89	1,036,846	0.21	0.16	4.16
Class Y
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.14	1,727,169	0.45	0.45	4.03
8/31/2024	1.00	0.049	0.049	(0.049)	—	(0.049)	1.00	5.05	1,298,658	0.46	0.45	4.94
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.91	771,124	0.46	0.45	3.93
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.26	534,323	0.46	0.19	0.19
8/31/2021	1.00	—	—	—	(0.000)(c)	(0.000)(c)	1.00	0.01	710,358	0.48	0.09	—
Class Z
8/31/2025	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.40	3,625,368	0.20	0.20	4.31
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.31	4,205,495	0.21	0.20	5.19
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.16	3,319,889	0.21	0.20	4.12
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.37	3,058,531	0.21	0.13	0.36
8/31/2021	1.00	0.000(c)	0.000(c)	(0.000)(c)	(0.000)(c)	(0.000)(c)	1.00	0.01	2,967,174	0.23	0.08	0.01

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount represents less than $0.0005 per share.
(d)	Inception date of the Fund was September 18, 2020.
(e)	Inception date of the Fund was March 20, 2025.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	45

NOTES TO FINANCIAL STATEMENTS
August 31, 2025

1. ORGANIZATION
Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds Trust (“FAF” or the “Trust”), which is a member of the First American Family of Funds. FAF was established as a Massachusetts business trust on October 12, 2021. Effective December 22, 2023, First American Funds, Inc., a Minnesota corporation, reorganized into the Trust. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s Declaration of Trust permits the board of trustees to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are not subject to the liquidity fees that may apply to other money market funds.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T, Class V, Class X (effective in U.S. Treasury Money Market March 20, 2025), Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P shares, and Government Obligations Fund also offers Class U shares.
Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.
Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and transacts at a floating NAV calculated to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the fund’s Board of Trustees determine to impose one. The fund is required to impose a mandatory liquidity fee when the fund experiences daily net redemptions that exceed 5% of net assets. The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. The fund offers Class T, Class V, Class Y, and Class Z shares.
Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the funds are as follows:
SECURITY VALUATIONS
Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund
Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the

46	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.
As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2025, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.
Institutional Prime Obligations Fund
The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of trustees. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.
United States Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 –	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2025, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$58,689,584,000	$—	$58,689,584,000
U.S. Treasury Debt	—	26,864,122,781	—	26,864,122,781
U.S. Government Agency Debt	—	23,109,737,405	—	23,109,737,405
U.S. Government Agency Repurchase Agreements	—	7,200,000,000	—	7,200,000,000
Investment Companies	800,000,000	—	—	800,000,000
Total Investments	$800,000,000	$115,863,444,186	$—	$116,663,444,186

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	47

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)

Fund	Level 1	Level 2	Level 3	Total Fair Value
Institutional Prime Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$411,277,000	$—	$411,277,000
Other Repurchase Agreements	—	247,000,000	—	247,000,000
Non-Financial Company Commercial Paper	—	138,917,521	—	138,917,521
Financial Company Commercial Paper	—	94,934,613	—	94,934,613
Non-Negotiable Time Deposits	—	90,000,000	—	90,000,000
Asset Backed Commercial Paper	—	89,948,578	—	89,948,578
Variable Rate Demand Note	—	21,500,000	—	21,500,000
Total Investments	$—	$1,093,577,712	$—	$1,093,577,712
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$927,000,000	$—	$927,000,000
Financial Company Commercial Paper	—	922,906,528	—	922,906,528
U.S. Treasury Repurchase Agreements	—	801,007,000	—	801,007,000
Asset Backed Commercial Paper	—	477,897,635	—	477,897,635
Non-Negotiable Time Deposits	—	345,000,000	—	345,000,000
Certificates of Deposit	—	286,152,405	—	286,152,405
Non-Financial Company Commercial Paper	—	211,575,988	—	211,575,988
Other Instruments	—	65,215,033	—	65,215,033
Total Investments	$—	$4,036,754,589	$—	$4,036,754,589
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$264,000,000	$—	$264,000,000
Non-Financial Company Commercial Paper	—	58,977,000	—	58,977,000
Other Municipal Securities	—	41,891,218	—	41,891,218
Total Investments	$—	$364,868,218	$—	$364,868,218
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$31,308,132,000	$—	$31,308,132,000
U.S. Treasury Debt	—	20,736,847,760	—	20,736,847,760
Total Investments	$—	$52,044,979,760	$—	$52,044,979,760
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$7,167,334,315	$—	$7,167,334,315
Total Investments	$—	$7,167,334,315	$—	$7,167,334,315

Refer to each fund’s Schedule of Investments for further security classification.
During the fiscal year ended August 31, 2025, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

48	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of trustees as reflecting fair value.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of trustees.
As of and during the fiscal year ended August 31, 2025, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.
FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of August 31, 2025, the funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. These reclassifications have no effect on net assets. For the year ended August 31, 2025, no adjustments were made for permanent tax differences.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.
The distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 (adjusted by dividends payable as of August 31, 2025 and August 31, 2024, respectively) were as follows:

	August 31, 2025
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,419,959,999	$—	$23,208	$4,419,983,207
Institutional Prime Obligations Fund	50,238,703	—	—	50,238,703
Retail Prime Obligations Fund	145,160,965	—	—	145,160,965
Retail Tax Free Obligations Fund	—	10,369,218	—	10,369,218
Treasury Obligations Fund	2,159,981,217	—	—	2,159,981,217
U.S. Treasury Money Market Fund	286,794,914	—	—	286,794,914

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	49

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)

	August 31, 2024
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,177,885,955	$—	$—	$4,177,885,955
Institutional Prime Obligations Fund	85,364,470	—	—	85,364,470
Retail Prime Obligations Fund	156,302,433	—	—	156,302,433
Retail Tax Free Obligations Fund	46,500	12,260,686	—	12,307,186
Treasury Obligations Fund	2,488,465,165	—	2,015	2,488,467,180
U.S. Treasury Money Market Fund	256,900,604	—	—	256,900,604

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2025.
As of August 31, 2025, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$386,483,103	$—	$ —	$(105,140)	$—	$386,377,963
Institutional Prime Obligations Fund	3,737,052	—	—	—	(117,114)	3,619,938
Retail Prime Obligations Fund	14,406,278	—	—	—	—	14,406,278
Retail Tax Free Obligations Fund	22,005	725,870	—	—	—	747,875
Treasury Obligations Fund	170,739,900	—	—	(179,199)	—	170,560,701
U.S. Treasury Money Market Fund	24,793,733	—	—	—	(52,141)	24,741,592

The differences between book-basis and tax-basis undistributed/accumulated earnings are primarily due to distributions declared but not paid by August 31, 2025.
The following information for the Funds is presented on an income tax basis as of August 31, 2025:

Fund	Cost of Investments	Gross Unrealized Depreciation
Government Obligations Fund	$116,663,444,186	$—
Institutional Prime Obligations Fund	1,093,694,826	(117,114)
Retail Prime Obligations Fund	4,036,754,589	—
Retail Tax Free Obligations Fund	364,868,218	—
Treasury Obligations Fund	52,044,979,760	—
U.S. Treasury Money Market Fund	7,167,386,456	(52,141)

The difference between book-basis and tax-basis cost of investments for U.S. Treasury Money Market Fund arose from a wash sale, which results from trading a security within 30 days, causing losses to be disallowed.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses.

50	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2025. Government Obligations Fund has deferred a qualified post-October capital loss of $105,140.
U.S. GAAP requires that certain components of net assets (presented in the Statements of Assets and Liabilities) be reclassified for permanent differences between financial reporting and tax reporting. These reclassifications have no impact to the net assets of the Funds. For the fiscal year ended August 31, 2025, the following reclassifications were made:

Fund	Paid-In Capital	Total Distributable Earnings/ (accumulated losses)
Institutional Prime Obligations Fund	$28	$(28)
Retail Tax Free Obligations Fund	(1)	1

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2025, Treasury Obligations Fund had indefinite short-term capital loss carryforwards of $128,146 and had indefinite long-term capital loss carryforwards of $51,053. During the fiscal year ended August 31, 2025, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund utilized $4,722, $15,955, and $80,280 of capital loss carryforwards.
REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.
Securities purchased in repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the purchased securities, including accrued interest thereon, is sufficient in the event of default of the counterparty. Valuation of securities purchased in repurchase agreement transactions subject to separate custodial undertaking is performed by the contractual custodian using its own pricing sources and methods. If the counterparty defaults and the value of the purchased securities declines or if the counterparty enters an insolvency proceeding, realization of the purchased securities by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2025.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	51

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount[1]
				Financial Instruments	Securities Sold (Purchased)
Repurchase Agreements
Government Obligations Fund	$65,889,584,000	$ —	$65,889,584,000	$ —	$(65,889,584,000)	$ —
Institutional Prime Obligations Fund	658,277,000	—	658,277,000	—	(658,277,000)	—
Retail Prime Obligations Fund	1,728,007,000	—	1,728,007,000	—	(1,728,007,000)	—
Treasury Obligations Fund	31,308,132,000	—	31,308,132,000	—	(31,308,132,000)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any margin excess.
The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Treasury	$43,454,584,000	$14,735,000,000	$500,000,000	$—	$58,689,584,000
U.S. Government Agency	6,500,000,000	700,000,000	—	—	7,200,000,000
Total	$49,954,584,000	$15,435,000,000	$500,000,000	$—	$65,889,584,000
Institutional Prime Obligations Fund
Other	$202,000,000	$45,000,000	$—	$—	$247,000,000
U.S. Treasury	411,277,000	—	—	—	411,277,000
Total	$613,277,000	$45,000,000	$—	$—	$658,277,000
Retail Prime Obligations Fund
Other	$742,000,000	$95,000,000	$90,000,000	$—	$927,000,000
U.S. Treasury	801,007,000	—	—	—	801,007,000
Total	$1,543,007,000	$95,000,000	$90,000,000	$—	$1,728,007,000
Treasury Obligations Fund
U.S. Treasury	$23,433,132,000	$7,625,000,000	$250,000,000	$—	$31,308,132,000
Total	$23,433,132,000	$7,625,000,000	$250,000,000	$—	$31,308,132,000

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

52	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2025.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.
SEGMENT REPORTING – As of this reporting period, the funds adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280), which enhances disclosure requirements for public entities, including those with a single reportable segment. Each fund operates as a single segment and this standard impacts only disclosures, consistent with its defined investment strategy. USBAM senior management serves as the Chief Operating Decision Maker (“CODM”). The CODM reviews financial metrics such as portfolio composition, total return, expense ratios, and changes in net assets to assess performance and allocate resources and is consistent to that presented in the financial statements.
3. FEES AND EXPENSES
INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.
The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2025, so the annual fund operating expenses, after waivers, do not exceed the following amounts:
Share Class

Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	0.16%	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2025 and may not be terminated prior to such time without the approval of the funds’ board of trustees. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.
In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $91,834 for Retail Tax Free Obligations Fund during the fiscal year ended August 31, 2025.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	53

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $30,106,419, $428,802, $1,934,862, $328,440, $13,160,273, and $447,381, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2025.
TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.
Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses. For the fiscal year ended August 31, 2025, custodian fees were not increased as a result of any overdrafts.
DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

54	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2025:

Fund	Amount
Government Obligations Fund	$7,877,402
Retail Prime Obligations Fund	1,610,311
Retail Tax Free Obligations Fund	74,144
Treasury Obligations Fund	3,969,737
U.S. Treasury Money Market Fund	418,028

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.
Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2025:

Fund	Amount
Government Obligations Fund	$46,513,323
Institutional Prime Obligations Fund	701,373
Retail Prime Obligations Fund	1,681,942
Retail Tax Free Obligations Fund	146,334
Treasury Obligations Fund	20,791,986
U.S. Treasury Money Market Fund	5,313,854

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent trustees, insurance, and other miscellaneous expenses.
4. FUND SHARES FOR INSTITUTIONAL PRIME OBLIGATIONS FUND
Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2025
Class T	338,005,471	56	(383,987,038)	(45,981,511)
Class V	121,443,673	442,061	(124,953,325)	(3,067,591)
Class Y	1,503,475,811	48,465	(1,499,072,166)	4,452,110
Class Z	6,547,132,324	1,147,550	(6,630,859,588)	(82,579,714)
Year Ended August 31, 2024
Class T	517,130,670	232	(490,540,809)	26,590,093
Class V	77,537,750	716,496	(94,142,686)	(15,888,440)
Class Y	842,935,069	64,375	(839,275,307)	3,724,137
Class Z	4,343,536,272	1,365,831	(5,069,829,635)	(724,927,532)

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	55

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
5. PORTFOLIO CHARACTERISTICS OF RETAIL TAX FREE OBLIGATIONS FUND
Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2025, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	63.9%
Commercial Paper & Put Bonds	16.2
Other Municipal Notes & Bonds	11.5
Daily Variable Rate Demand Notes	8.4
100.0%

Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2025, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	72.3%
Non-Financial Company Commercial Paper	16.2
General Obligations	11.5
100.0%

6. INDEMNIFICATIONS
The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
7. MARKET EVENTS
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or geopolitical events, trading and tariff arrangements (including trade or diplomatic disputes resulting in the imposition of economic sanctions or the threat of new or modified sanctions), terrorism, wars, cybersecurity events, natural or environmental disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Policy and legislative changes in the United States and in other countries may impact the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund’s investments and operations.

56	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
8. FUND REORGANIZATIONS
At a special meeting of shareholders of First American Funds, Inc., held on December 18, 2023, shareholders approved the reorganizations of each series of First American Funds, Inc. (each series a “Target Fund”) into a corresponding series of First American Funds Trust, a Massachusetts business trust, (each series an “Acquiring Fund”) (the “Reorganizations”). The Reorganizations occurred on December 22, 2023 (the “Closing Date”) and each was treated as a tax-free reorganization for federal income tax purposes. The advisor paid all costs associated with the Reorganizations.
Following the Reorganizations, the performance and financial history of each Target Fund were adopted by the corresponding Acquiring Fund. In connection with the Reorganizations, the shareholders of each Target Fund received shares of the corresponding Acquiring Fund equal in value to the number of shares of the Target Fund they owned on the Closing Date.
The following is a summary of Net Asset Value per share, net assets, and shares outstanding immediately before and after the Reorganizations.

Fund and Class	NAV Per Share Before and After Reorganization	Net Assets Before and After Reorganization	Shares Outstanding Before and After Reorganization
Government Obligations Fund
Class A	$1.00	$270,614	270,613
Class D	1.00	4,069,134	4,069,110
Class P	1.00	2,032,278	2,032,275
Class T	1.00	32,982	32,985
Class U	1.00	2,625,997	2,625,973
Class V	1.00	3,056,373	3,056,356
Class X	1.00	26,196,519	26,196,427
Class Y	1.00	10,007,559	10,007,471
Class Z	1.00	29,507,776	29,507,619
Total Fund		$77,799,232	77,798,829
Institutional Prime Obligations Fund
Class T	$1.0002	$89,894	89,894
Class V	1.0002	73,075	73,072
Class Y	1.0002	174,330	174,322
Class Z	1.0001	1,484,477	1,484,576
Total Fund		$1,821,776	1,821,864
Retail Prime Obligations Fund
Class A	$1.00	$604,058	604,059
Class T	1.00	4,201	4,200
Class V	1.00	229	229
Class X	1.00	2,320,098	2,320,099
Class Y	1.00	12,248	12,249
Class Z	1.00	166,290	166,290
Total Fund		$3,107,124	3,107,126
Retail Tax Free Obligations Fund
Class A	$1.00	$28,238	28,236
Class T	1.00	15,873	15,832
Class V	1.00	1,184	1,185
Class Y	1.00	25,034	25,026
Class Z	1.00	304,291	304,320
Total Fund		$374,620	374,599

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	57

NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Concluded)

Fund and Class	NAV Per Share Before and After Reorganization	Net Assets Before and After Reorganization	Shares Outstanding Before and After Reorganization
Treasury Obligations Fund
Class A	$1.00	$547,254	547,257
Class D	1.00	1,772,511	1,772,530
Class P	1.00	2,234,814	2,234,796
Class T	1.00	3,126	3,125
Class V	1.00	1,077,867	1,077,872
Class X	1.00	21,137,307	21,137,310
Class Y	1.00	4,748,569	4,748,597
Class Z	1.00	18,027,051	18,027,104
Total Fund .		$49,548,499	49,548,591
U.S. Treasury Money Market Fund
Class A	$1.00	$93,625	93,634
Class D	1.00	101,870	101,871
Class T	1.00	17,811	17,803
Class V	1.00	288,127	288,134
Class Y	1.00	1,281,321	1,281,383
Class Z	1.00	3,286,542	3,286,496
Total Fund		$5,069,296	5,069,321

9. EVENTS SUBSEQUENT TO PERIOD END
Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2025, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impact the amounts or disclosures in the funds’ financial statements other than previously noted.

58	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Tax Information
August 31, 2025 (Unaudited)
The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2026 on Form 1099. Please consult your tax advisor for proper treatment of this information.
For the fiscal year ended August 31, 2025 each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	0%*	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	—	100.0	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.
*	Rounds to 0.0%.
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	98.2
Retail Prime Obligations Fund	97.0
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.0%*
Institutional Prime Obligations Fund	0.0
Retail Prime Obligations Fund	0.0
Retail Tax Free Obligations Fund	0.0
Treasury Obligations Fund	0.0
U.S. Treasury Money Market Fund	0.0

*	Rounds to 0.0%.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	59

Approval of the Funds’ Investment Advisory Agreement
August 31, 2025 (Unaudited)
The Board, which is comprised entirely of independent trustees, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).
At meetings on May 12, 2025 and June 10, 2025, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds.
At the May 12, 2025 and June 10, 2025 meetings and before approving the Agreement, the independent trustees met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. The Board considered the data provided by USBAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and each Fund’s investment advisory fee. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2026. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. In reaching its conclusion, the Board considered the following:
Nature, Quality and Extent of Investment Advisory Services
The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM and the Funds’ service providers from the Funds’ Chief Compliance Officer.
Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.
Investment Performance of the Funds
The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three-, five-year and ten-year periods ended February 28, 2025, as applicable. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each Fund, other than Retail

60	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Approval of the Funds’ Investment Advisory Agreement
August 31, 2025 (Unaudited)(Continued)
Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class X shares provides more meaningful information for the Board’s consideration of the Agreement because it is the Fund’s largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.
The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, each Fund’s Class Z shares except for Retail Prime Obligations Fund). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.
GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s performance on a gross-of-expenses basis was equal to that of its performance universe median for the one- and ten-year periods, exceeded the median by one basis point for the three-year period and trailed the median by two basis points for the five-year period. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
RETAIL PRIME OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund outperformed its performance universe median by two basis points for the three-year period and underperformed by two and three basis points, respectively, for the one- and five-year periods. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund underperformed its performance universe median for the one-, three- and five-year periods by three, two and five basis points, respectively, and outperformed by one basis point for the ten-year period. The Board further considered that on a net of expenses basis, the Fund’s performance was equal to that of its performance universe median for the one- and five-year periods, was one basis point under the median for the three-year period and exceeded the median by four basis points for the ten-year period. The Board noted that the Fund’s underperformance was generally attributable to the structuring of the Fund’s portfolio to emphasize liquidity targets and fund metrics that accounted for potential excess outflows, which has had a negative impact on fund performance relative to its performance universe median. The Board considered that while negatively impacting performance, the Fund’s high liquidity structure provides flexibility in addressing regulatory reforms impacting the Fund and other institutional prime money market funds. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
TREASURY OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund outperformed its performance universe median for the three-, five- and ten-year periods by four, one and one basis point, respectively, while underperforming by one basis point for the one-year period. The

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Board further noted that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s outperformance of the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund outperformed its performance universe median by three basis points for the three-year period and underperformed its performance universe median for the one-, five-, and ten-year periods by one, three and one basis point, respectively. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
U.S. TREASURY MONEY MARKET FUND. The Board considered that on a gross-of-expenses basis the Fund underperformed its performance universe median for the one-, three-, five-, and ten-year periods by one basis point for the one-year period and three basis points for the three-, five- and ten-year periods. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median on a net of expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
Fees and Expenses of the Funds
The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.
With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each fund, other than Retail Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class X shares provides more meaningful information for the Board’s consideration of the Agreement because it is the Funds’ largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.
The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.
The Board further considered that although the Funds do not have advisory fee breakpoints in place, USBAM is committed to capping each Fund’s investment advisory fee to the extent necessary to keep the Fund’s total expenses at levels generally in line with its peer group.
GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and the advisory fee after waivers is one basis point lower than the applicable peer group median advisory fee after waivers. The Board also considered that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after

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waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is twelve basis points lower than the peer group median and the advisory fee after waivers is ten basis points lower than the applicable peer group median. The Board further considered that the Fund’s total expense ratio after waivers is thirty-two basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and its advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median, and the advisory fee after waivers is one basis point lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point lower than the applicable peer group median. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is nine basis points lower than the applicable peer group median and its advisory fee after waivers is also nine basis points lower than the peer group median. The Board further noted that the Fund’s total expense ratio after waivers is one basis point lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee is four basis points lower than the applicable peer group median and its advisory fee after waivers is one basis point lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board considered that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
Costs of Services and Profits Realized by USBAM
The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.
Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and

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expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a its competitive expense group or universe for that share class. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.
The Board noted that USBAM’s profitability generated from the relationship with each Fund is generally impacted by shifts in USBAM’s net revenue and expenses associated with the services provided to the Funds. The Board considered that, historically, the interest rate cycle has had the most significant impact on USBAM’s profitability. As such, given the cyclical nature of interest rates, the Board considered that USBAM would expect to continue to see shifts in profitability in future years.
Economies of Scale in Providing Investment Advisory Services
The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.
Other Benefits to USBAM
In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

64	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

First American Funds
800 Nicollet Mall
BC-MN-17TR
Minneapolis, MN 55402
This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds Trust. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 700 Nicollet Mall Suite 500 Minneapolis, Minnesota 55402
ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 190 Middle Street 2nd Floor Portland, Maine 04101	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606
TRANSFER AGENT U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.
1022-25 10/2025 AR MONEY

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders of the registrant during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Not applicable.

(a)(3)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are filed as exhibits hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds Trust

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	November 3, 2025

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	November 3, 2025